As filed with the Securities and Exchange Commission on or about November 27, 2002

Registration No. 333-_______

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

                              [   ]

Post-Effective Amendment No. __

                              [   ]

(Check appropriate box or boxes)

STRONG INCOME FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 359-3400

Richard W. Smirl

Strong Capital Management, Inc.

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December 27, 2002, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered

Class A, Class B, Class C and Institutional Class shares of common stock, par value $.00001 per share, of the Strong Advisor Municipal Bond Fund, a series of the Registrant.

PART A

STATE STREET RESEARCH TAX-EXEMPT FUND

a series of State Street Research Tax-Exempt Trust

One Financial Center

Boston, MA  02111

January 6, 2003

Dear Shareholder:

I am writing to inform you of the upcoming Special Meeting of Shareholders (the “Meeting”) of the State Street Research Tax-Exempt Fund (the “Fund”), which is a series of the State Street Research Tax-Exempt Trust (the “Trust”), to be held at 9:00 a.m., Eastern Time, Tuesday, February 25, 2003, at the offices of the Trust, One Financial Center, Boston, MA  02111.

At this Meeting, you are being asked to approve an agreement and plan of reorganization which will result in the Fund becoming the Strong Advisor Municipal Bond Fund (the “Strong Fund”), a newly created, separate series of shares of Strong Income Funds, Inc., an open-end management investment company organized as a Wisconsin corporation (the “Reorganization”).  The Strong Fund is managed by Strong Capital Management, Inc. (“Strong”), a widely recognized and respected provider of investment advisory services to mutual funds and other investment portfolios representing assets of approximately $___ billion as of November 30, 2002.

In November 2002, State Street Research & Management Company (“State Street Research”), the Fund’s investment adviser, assigned the investment advisory agreement between State Street Research and the Fund to Strong.  In connection with this assignment, State Street Research and Strong’s parent company entered into a purchase agreement through which State Street Research sold to Strong its business in managing the Fund’s assets.  Accordingly, pursuant to an interim advisory agreement, Strong became the Fund’s investment adviser effective November 15, 2002.  The Trust’s Board of Trustees approved the interim advisory agreement, which is essentially identical to the previous advisory agreement between the Fund and State Street Research, on November 6, 2002.  At that meeting, the Board also recommended that the Fund be reorganized into the Strong Fund.

The fees payable to Strong under the interim advisory agreement are being held in an escrow account pending shareholder approval of the Reorganization.  Assuming shareholders approve the Reorganization, Strong will receive the advisory fees payable under the interim advisory agreement.  In addition, so long as the Fund’s net assets are at least equal to $200 million as of the close of business on the date of the Meeting (unless this condition is waived by Strong), Fund shareholders will become shareholders of the Strong Fund, with Strong serving as the Strong Fund’s investment adviser pursuant to an investment advisory agreement which provides for the payment of lower advisory fees to Strong than the fees that were previously payable to State Street Research.  While Strong could serve as the investment adviser to the Fund without the need to reorganize the Fund into the Strong Fund, doing so would result in additional administrative burdens that can be alleviated by assimilating the Fund into the Strong Family of Funds.

The Board of Trustees of the Trust has unanimously approved the Reorganization and the transactions contemplated thereby and recommends a vote “FOR” the proposal.  As noted above, the Reorganization will assimilate the Fund into the Strong Family of Funds, a widely respected fund family with a reputation for high-quality shareholder service.  The Reorganization will also result in an immediate reduction in advisory fees payable by the Fund and an overall decrease in total Fund operating expenses, which will be passed along to you as a shareholder.  If you have any questions regarding the issues to be voted on or need assistance in voting by proxy, please call the Fund toll-free at (877) 773-8637.

The enclosed materials provide more information about this vote.  Please vote by completing, dating, and signing your proxy card and mailing it to us today.  You also may authorize proxies to cast your vote, which is commonly known as proxy voting, by phone or by Internet according to the enclosed Voting Instructions.

Thank you for investing in the Fund and for your continuing support.

Sincerely,

Richard S. Davis

Chairman, President and Chief Executive Officer

Enclosures

STATE STREET RESEARCH TAX-EXEMPT FUND

a series of State Street Research Tax-Exempt Trust

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON TUESDAY, FEBRUARY 25, 2003

State Street Research Tax-Exempt Trust, a Massachusetts business trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Meeting”) of the State Street Research Tax-Exempt Fund (the “Fund”), which is a separate series of the Trust, at One Financial Center, Boston, MA  02111, on Tuesday, February 25, 2003, at 9:00 a.m., Eastern Time.  At the Meeting, shareholders of the Fund, voting together, will be asked to consider and act upon the proposals noted below:

1.

To approve an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Strong Income Funds, Inc., on behalf of the Strong Advisor Municipal Bond Fund (the “Strong Fund”), whereby the Strong Fund would acquire the stated assets and liabilities of the Fund in exchange for the Strong Fund’s shares, which would be distributed by the Fund to the holders of its shares in complete liquidation of the Fund; and

2.

To consider and act upon any other business which may properly come before the Meeting or any adjournments thereof.

Only shareholders of record at the close of business on ________, __________, 2002, the record date for this Meeting, shall be entitled to notice of, and to vote at, the Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD PROMPTLY OR PROXY VOTE BY

TOLL-FREE TELEPHONE OR AT OUR WEBSITE

IN ACCORDANCE WITH THE ENCLOSED VOTING INSTRUCTIONS

As a shareholder, you are asked to vote your shares at the Meeting either in person or by proxy.  If you are unable to attend the Meeting in person, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting.  You can do this in one of three ways:  by (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, (2) calling a toll-free telephone number, or (3) using the Internet.  Your prompt voting by proxy will help assure a quorum at the Meeting.  Voting by proxy will not prevent you from voting your shares in person at the Meeting.  You may revoke your proxy before it is exercised at the Meeting by submitting a subsequent telephone or electronic vote, a written notice of revocation, or a later-dated proxy card, or by attending the meeting in person and voting your shares at that time.

By Order of the Board of Trustees,

Francis J. McNamara, III

Secretary

January 6, 2003

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

Question:  On what are shareholders being asked to vote at the upcoming Meeting on February 25, 2003?

Answer:  The Board of Trustees of the Trust has called a Special Meeting of the Shareholders of the Fund at which you will be asked to approve an agreement and plan of reorganization and the transactions contemplated thereby pursuant to which the Fund will, in an expected tax free transaction, reorganize from a series of the Trust, a Massachusetts business trust, to the Strong Fund, a newly created series of the Strong Income Funds, Inc., a Wisconsin corporation (the “Reorganization”).

Question:  Why is the Reorganization being proposed for shareholder vote at this time?

Answer:  The Reorganization is being proposed as a result of a recent change in the Fund’s investment adviser.  On November 15, 2002, Strong Capital Management, Inc. (“Strong”), the investment adviser to the Strong Fund, assumed the duties of investment adviser to the Fund from State Street Research & Management Company (“State Street Research”).  As a result, since November 15, Strong has been providing advisory services to the Fund pursuant to an interim investment advisory agreement.  The fees payable to Strong under this agreement, which are identical to the fees payable to State Street Research under the prior investment advisory agreement, are being held in escrow pending approval of the Reorganization.  If the Reorganization is approved by Fund shareholders, Strong will receive the advisory fees held in escrow.  In addition, so long as the Fund’s net assets are at least equal to $200 million as of the close of business on the date of the Meeting (unless this condition is waived by Strong), Fund shareholders will become shareholders of the Strong Fund, with Strong serving as the Strong Fund’s investment adviser pursuant to an investment advisory agreement which provides for the payment of lower advisory fees than those payable under the Fund’s prior investment advisory agreement with State Street Research.

If the Reorganization is not approved, Strong will be entitled to recover the costs it has incurred (which are expected to be less than its advisory fees) in serving as the Fund’s investment adviser during the term of the interim investment advisory agreement, which will expire, if not terminated earlier, on April 14, 2003.  In addition, if the Reorganization is not approved or the Fund’s net assets are not equal to at least $200 million as of the close of business on the Meeting date (unless this condition is waived by Strong), the Board of Trustees will consider what alternative actions to take with respect to the Fund, including the possible liquidation of the Fund, which would not be tax free to Fund shareholders.

If approved by shareholders (and assuming the satisfaction or waiver of other conditions), the Reorganization is expected to occur on or about February 28, 2003.

Question:  How will the Reorganization benefit me?

Answer:  The Reorganization will assimilate the Fund into the Strong Family of Funds, a widely respected fund family with a reputation for high-quality shareholder service.  The Reorganization will also result in an immediate reduction in advisory fees payable by the Fund and an overall decrease in total Fund operating expenses.

Question:  Who bears the costs of the Reorganization?

Answer:  The costs of the Reorganization will be borne by Strong Financial Corporation, the parent company to Strong (“Strong Financial”).  In addition, proxy solicitation and tabulation costs will be borne equally by Strong Financial and State Street Research.  Fund shareholders are only responsible for their own expenses, if any, incurred in connection with the Reorganization.

Question:  I don’t own very many shares.  Why should I bother to vote?

Answer:  Your vote makes a difference.  If numerous shareholders just like you fail to vote, the Fund may not receive enough votes to go forward with the Meeting.  If this happens, the Fund would need to solicit votes again, which would delay the implementation of the fee reduction.

Question:  Who gets to vote?

Answer:  Any person who was a record owner of shares on the “record date,” which was the close of business on ________, __________, 2002, gets to vote – even if the person later sold the shares.  Shareholders are entitled to cast one vote for each share owned and a fractional vote for each fractional share owned on the record date.

Question:  How can I vote?

Answer:  You can vote your shares in person at the meeting.  Alternatively, you may authorize proxies to cast your vote, which is commonly referred to as proxy voting, in one of three ways:

•

By toll-free telephone

•

Through the Internet

•

By mail, using the enclosed proxy card

We encourage you to proxy vote by telephone or Internet, using the number that appears on your proxy card.  Whichever method you choose, please take the time to read the full text of the Proxy Statement/Prospectus before you vote.

Question:  I plan to proxy vote by telephone.  How does telephone voting work?

Answer:  To proxy vote by telephone, please read the enclosed Voting Instructions.

Question:  I plan to proxy vote through the Internet.  How does Internet voting work?

Answer:  To proxy vote through the Internet, please read the enclosed Voting Instructions.

Question:  I plan to proxy vote by mail.  How should I sign my proxy card?

Answer:  If you are an individual account owner, please sign exactly as your name appears on the proxy card.  Each owner of a joint account should sign the proxy card.  The signer’s name must exactly match one that appears on the card.  You should sign proxy cards for other types of accounts in a way that indicates your authority (for instance, “John Brown, Custodian”).

Question:  Who should I call if I have questions about voting?

Answer:  You can call State Street Research toll-free at (877) 773-8637.

PROXY STATEMENT/PROSPECTUS

January 6, 2003

STATE STREET RESEARCH TAX-EXEMPT FUND

a series of State Street Research Tax-Exempt Trust

One Financial Center

Boston, MA  02111

1-877-773-8637

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

STRONG ADVISOR MUNICIPAL BOND FUND

a series of Strong Income Funds, Inc.

100 Heritage Reserve

Menonomee Falls, WI  53051

1-800-368-3863

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the State Street Research Tax-Exempt Trust (the “Trust”) for use at the Special Meeting of Shareholders (the “Meeting”) of the State Street Research Tax-Exempt Fund (the “Fund”) to be held at One Financial Center, Boston, MA  02111, on Tuesday, February 25, 2002, at 9:00 a.m., Eastern Time, and any adjournments or postponements of the Meeting.  At the Meeting, shareholders will be asked to approve an agreement and plan of reorganization (the “Reorganization Plan”) between the Trust, on behalf of the Fund, and Strong Income Funds, Inc. (the “Corporation”), on behalf of the Strong Advisor Municipal Bond Fund, a newly created, separate series of shares of the Corporation (the “Strong Fund”), whereby the Strong Fund would acquire the stated assets and liabilities of the Fund in exchange for the Strong Fund’s shares, which would be distributed by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”).  A copy of the Reorganization Plan is attached hereto as Exhibit A.  The Fund and the Strong Fund are sometimes collectively called the “Funds” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the Reorganization.  You should read it and keep it for future reference.

The Fund is a separate series of shares of the Trust, a Massachusetts business trust, and the Strong Fund is a separate series of shares of the Corporation, a Wisconsin corporation.  Both the Trust and the Corporation are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  For simplicity, actions are described in the Proxy Statement/Prospectus as being taken by either the Fund or the Strong Fund, although actions are actually taken either by the Trust, on behalf of the Fund, or the Corporation, on behalf of the Strong Fund.

The following documents have been filed with the SEC and are incorporated by reference in this Proxy Statement/Prospectus:

•

Prospectus and Statement of Additional Information for the Fund, dated May 1, 2002, as supplemented,

•

Preliminary Statement of Additional Information for the Strong Fund dated November 27, 2002, and

•

Statement of Additional Information relating to this Proxy Statement/Prospectus dated January 6, 2003.

Copies of these documents are available upon request and without charge by writing to the Fund, c/o State Street Research Service Center, P.O. Box 8408, Boston, MA  02266-8408 or by calling 1-877-773-8637, or by writing to the Strong Fund at P.O. Box 2936, Milwaukee, WI  53201 or by calling 1-800-368-1683.

The Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2001, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Fund for the six months ended June 30, 2002, which contains unaudited financial statements, have been previously mailed to shareholders. If you do not have a copy, additional copies are available by writing or calling the Fund at the address and telephone number listed above.  Because the Strong Fund is new and has not yet commenced operations, no Annual or Semi-Annual Report to Shareholders is available for it.

The accompanying Notice of Meeting of Shareholders, this Proxy Statement/Prospectus and the accompanying proxy card were first mailed to shareholders of the Fund on or about January 6, 2003.

____________________________________

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus.  Any representation to the contrary is a criminal offense.

_____________________________________

TABLE OF CONTENTS

Page

PROPOSAL 1:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

1

Introduction

1

Background and Reasons for the Proposal

1

Terms of the Transaction

2

Board Deliberations

2

The Reorganization

3

Comparative Fee Table

4

Investment Objectives, Policies, and Strategies

6

Principal Risk Factors

7

Directors and Officers

8

Investment Advisers; Investment Advisory Agreements

8

Distribution Arrangements

9

Net Asset Value

10

Purchase Information

11

Purchase, Redemption, and Exchange Policies

15

Dividends and Distributions

17

Tax Consequences of Investing in the Funds

17

Other Service Providers

18

Independent Accountants

18

Federal Income Tax Consequences of the Reorganization

18

Comparison of Shareholder Rights

18

Expenses of the Reorganization

19

Effect of “For” Vote

19

Dissenters’ Rights of Appraisal

19

Required Vote

19

Recommendation of the Board

20

PROPOSAL 2:  OTHER MATTERS

20

ADDITIONAL INFORMATION

20

Voting Matters

20

Share Ownership

21

Capitalization

21

Information on File with the SEC

22

LEGAL MATTERS

22

EXPERTS

22

FUTURE MEETINGS; SHAREHOLDER PROPOSALS

22

Exhibit A – Agreement and Plan of Reorganization

A-1

Exhibit B – Investment Advisory Agreement

B-1

Exhibit C – Investment Restrictions and Limitations

C-1

PROPOSAL 1:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Introduction.  At a meeting held on November 6, 2002, the Board of Trustees of the Fund considered and approved the Reorganization Plan, an interim investment advisory agreement between Strong Capital Management, Inc. (“Strong”) and the Fund (the “Interim Advisory Agreement”), and a distribution agreement between Strong Investments, Inc. (the “Strong Distributor”) and the Fund (the “Distribution Agreement”).  The Interim Advisory Agreement and Distribution Agreement became effective on November 15, 2002, and, assuming the satisfaction or waiver of certain conditions, including shareholder approval, the Reorganization is expected to occur on or about February 28, 2003.

Background and Reasons for the Proposal.  In November 2002, State Street Research & Management Company (“State Street Research”), the Fund’s investment adviser, assigned the investment advisory agreement between State Street Research and the Fund to Strong.  In connection with this assignment, State Street Research and Strong’s parent company entered into a purchase agreement through which State Street Research sold to Strong its business in managing the Fund’s assets.  Accordingly, pursuant to the Interim Advisory Agreement, Strong became the Fund’s investment adviser effective November 15, 2002.  The Interim Advisory Agreement is essentially identical to the previous advisory agreement between the Fund and State Street Research.

At a meeting held on November 6, 2002, the Board, including all of the members of the Board who are not “interested persons,” as defined in the 1940 Act, approved this change in investment adviser pursuant to the terms of the Interim Advisory Agreement.  The Interim Advisory Agreement, which complies in all respects with Rule 15a-4 under the 1940 Act, as discussed below, became effective on November 15, 2002.  The Board also approved a change in the Fund’s principal distributor.  Previously, State Street Research Investment Services, Inc., an affiliate of State Street Research, served as the Fund’s principal distributor.  However, as part of its agreement to assume the role of Fund adviser, Strong also agreed to assume the role of Fund distributor.  As a result, effective November 15, 2002, the Strong Distributor, an affiliate of Strong, became the principal distributor of the Fund’s shares pursuant to the Distribution Agreement.  Finally, with the change in investment adviser and principal distributor, the Board felt that it would be appropriate to assimilate the Fund into the Strong Family of Funds so as to achieve administrative efficiencies associated with being under the Strong umbrella.  Therefore, at its meeting on November 6, the Board also approved the Reorganization Plan and the resulting Reorganization, which is expected to occur on or about February 28, 2003, subject to shareholder approval and the waiver or satisfaction of certain other conditions.

Normally, a mutual fund’s investment advisory agreements must be approved by the fund’s shareholders in advance of the effective date of such agreements.  However, pursuant to Rule 15a-4 under the 1940 Act, an investment adviser may serve as adviser to a mutual fund under an interim contract with a term of no more than 150 days, so long as prior to the expiration of such term, shareholders approve a new agreement with the investment adviser. Under Rule 15a-4, the interim contract must be identical in all respects to the agreement that was previously approved by shareholders (except for the effective date and termination date).  In addition, under Rule 15a-4, during the term of the interim agreement, advisory fees otherwise payable under the interim agreement are required to be deposited into an interest-bearing escrow account.  If shareholders approve a new advisory agreement, such fees (plus interest) may be paid to the adviser.  If, on the other hand, shareholders do not approve a new advisory agreement, the adviser will be reimbursed only for its costs of providing services during the term of the interim agreement (plus interest).  Accordingly and in accordance with Rule 15a-4, the fees otherwise payable to Strong under the Interim Advisory Agreement (which are identical to the fees previously payable to State Street Research under its advisory agreement with the Fund (the “Prior Advisory Agreement”)) are being held in escrow pending the outcome of the shareholder vote at the Meeting.  If shareholders approve the Reorganization Plan and the resulting Reorganization, the effect of such approval will be to approve the payment by the Fund of advisory fees to Strong under the Interim Advisory Agreement.  Under these circumstances, Strong will also be entitled to receive interest earned on those fees while held in escrow.  If shareholders do not approve the Reorganization Plan and the resulting Reorganization, then Strong will only be entitled to recover out of the escrow account the costs it incurred (plus interest) in serving as the Fund’s investment adviser during the term of the Interim Advisory Agreement.  The Interim Advisory Agreement would then terminate and the Board would be required to appoint a new investment adviser to the Fund.

Even if the Reorganization Plan and the resulting Reorganization are approved by shareholders, the Reorganization may not be consummated if the Fund’s net assets as of the close of business on the date of the Meeting are less than $200 million, although this condition to consummation of the Reorganization may be waived by Strong.  Assuming this condition is met (or waived by Strong), shareholders of the Fund will become shareholders of the Strong Fund, with Strong serving as the investment adviser to the combined Fund pursuant to an investment advisory agreement (the “New Advisory Agreement”) which provides for lower advisory fees than those payable under the Prior Advisory Agreement with State Street Research.  Therefore, shareholder approval of the Reorganization Plan constitutes approval of not only the Reorganization and the payment of advisory fees to Strong under the Interim Advisory Agreement, but also the approval of the New Advisory Agreement.

Terms of the Transaction.  On November 15, 2002, State Street Research and Strong Financial Corporation (“Strong Financial”), the parent company to Strong and the Strong Distributor, entered into a purchase agreement (the “Purchase Agreement”) to effect the transition of the Fund’s investment adviser and distributor pursuant to the terms of the Interim Advisory Agreement and the Distribution Agreement, respectively.  At that time, Strong Financial made a cash payment to State Street Research (the “Initial Cash Payment”).  A second cash payment will be made to State Street Research upon consummation of the Reorganization, assuming the net assets of the Fund as of the close of business on the date of the Meeting equal or exceed $200 million (unless Strong waives this condition).  If the Reorganization is not approved by shareholders or the Fund’s net assets fall below $200 million as of the date of the Meeting (unless this condition is waived), the Purchase Agreement requires State Street Research to repay the Initial Cash Payment and the purchase transaction will be unwound.

Under the terms of the Purchase Agreement, Strong Financial (and Strong) has agreed to comply with the terms of Section 15(f) of the 1940 Act.  Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company, or any of its affiliated persons, to receive any amount or benefit in connection with an assignment of the investment advisory contract between the adviser and the investment company (which occurred when Strong assumed State Street Research’s duties as investment adviser to the Fund under the Interim Advisory Agreement); provided that two conditions are met.  First, for a period of three years after the assignment of the advisory agreement, at least 75% of the board members of the Fund cannot be “interested persons” (as defined in the 1940 Act) of Strong or State Street Research.  The Board of Trustees of the Fund is currently in compliance with this provision of Section 15(f), as is the Board of Directors of the Strong Fund.  Second, an “unfair burden” must not be imposed upon the Fund as a result of this assignment or any express or implied terms, conditions, or understandings applicable thereto.  The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the effective time of the assignment whereby Strong, State Street Research, or any interested person of Strong or State Street Research receives or is entitled to receive any compensation, directly or indirectly, from the Fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Fund (other than bona fide ordinary compensation as principal underwriter for the Fund).  Strong has agreed to use its best efforts to comply with the provisions of Section 15(f).

Under the Purchase Agreement, Strong has also agreed to use all commercially reasonable efforts to cause the Trust or the successor to the Trust (i.e., the Corporation) to honor all of the Trust’s obligations to indemnify, defend and hold harmless the current and former trustees of the Trust against all losses, claims, damages or liabilities arising out of acts or omissions by any such trustee.  In addition, Strong has agreed to use all commercially reasonable efforts to cause the Trust to maintain, through the closing of the Reorganization, the Trust’s existing trustee liability insurance policies and, for a period of six years from the closing of the Reorganization, to maintain the current policies with respect to claims arising from facts or events which occurred at or before the Reorganization.

Board Deliberations.  The Board of Trustees of the Fund, including all directors who are not “interested persons” of the Fund, as defined in the 1940 Act, unanimously approved the Reorganization and the Reorganization Plan at a meeting held in person on November 6, 2002.  The Board determined that the Reorganization is in the best interests of shareholders and, accordingly, unanimously decided to recommend approval of the Reorganization and the Reorganization Plan to shareholders.  As noted previously, the Board also approved the Interim Advisory Agreement and the Distribution Agreement at that meeting.

At its meeting on November 6, the Board considered a number of factors in its decision to approve the Reorganization Plan and the resulting Reorganization.  Factors considered include:

•

The fact that the Strong Fund’s management fee is significantly lower than that of the Fund;

•

The expected decrease in overall Fund operating expenses for all classes of shareholders;

•

The fact that the Reorganization would give shareholders the opportunity to continue investing in a mutual fund with similar investment objectives and policies;

•

The expected administrative efficiencies to be gained by having the Fund under the same umbrella as other funds advised by Strong;

•

The fact that the Reorganization is expected to be tax free to shareholders of the Fund; and

•

The fact that Strong’s continued management of the Fund is contingent upon shareholder approval of the Reorganization, and that, if the Reorganization does not occur, the Board would have to consider other alternatives, such as liquidating the Fund, which would not be tax free to shareholders.

The Board further considered whether the arrangements between Strong Financial and State Street Research comply with the conditions of Section 15(f) of the 1940 Act.  As noted previously, Strong Financial has agreed to use its best efforts to comply with Section 15(f).  Finally, the Board considered the fact that the Interim Advisory Agreement, which will be deemed approved by shareholders if the Reorganization Plan is approved, complies in all respects with Rule 15a-4 under the 1940 Act.

The Reorganization.  The following is a summary of key information concerning the Reorganization.  Keep in mind that more detailed information appears in the Reorganization Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

The Fund has five classes of stock authorized, issued, and outstanding: Class A, B(1), B, C and S.  The Strong Fund is authorized to issue four classes of stock, no shares of which are issued or outstanding as of yet:  Class A, B, C and Institutional Class.  Upon the transfer of the stated assets of the Fund to the Strong Fund, the Strong Fund will issue to the Fund (i) that number of full and fractional Class A shares of the Strong Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund attributable to the Class A shares of the Fund, (ii) that number of full and fractional Class B shares of the Strong Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund attributable to the Class B(1) and B shares of the Fund, (iii) that number of full and fractional Class C shares of the Strong Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund attributable to the Class C shares of the Fund, and (iv) that number of Institutional Class shares of the Strong Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund attributable to the Class S shares of the Fund.  For purposes of the foregoing, the Fund’s net asset value will be calculated as of the close of business on the business day preceding the closing (the “Closing”) of the Reorganization (the “Valuation Date”).  The Strong Fund will also assume the stated liabilities of the Fund, and the Fund will distribute the classes of shares received in the exchange to Fund shareholders as follows, in complete liquidation of the Fund:  Class A shareholders will receive Class A shares of the Strong Fund; Class B(1) and B shareholders will receive Class B shares of the Strong Fund; Class C shareholders will receive Class C shares of the Strong Fund; and Class S shareholders will receive Institutional Class shares of the Strong Fund.

Accordingly, upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional shares of the applicable class of the Strong Fund having an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the Fund held by such shareholder as of the close of business on the Valuation Date.  Shareholders of the Fund will not have to pay any sales charge on the Strong Fund shares they receive in the Reorganization, nor will they be charged any contingent deferred sales charge (“CDSC”) on the exchange of their Fund shares.  In addition, the holding period for their Fund shares will carry over to the Strong Fund shares they receive in the Reorganization for purposes of determining the application of any CDSC.

Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund’s transfer agent of a redemption request in proper form (subject to the imposition of the Fund’s CDSC, if applicable).  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of the corresponding class of shares of the Strong Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, approval of the Reorganization Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of the Fund, the receipt of a legal opinion from counsel to the Strong Fund with respect to certain tax matters, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Plan.  In addition, even if the Reorganization Plan is approved by shareholders, the Reorganization may not be consummated if, as of the date of the Meeting, the Fund’s net assets are less than $200 million.  This last condition may, however, be waived by Strong.  Assuming satisfaction of the conditions in the Reorganization Plan, the Reorganization is expected to occur on or about February 28, 2003, or such other date as is agreed to by the parties.

The Reorganization Plan may be amended by the mutual consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.  In addition, the Reorganization Plan may be terminated at any time prior to the Closing by either party thereto upon notice to the other.

Comparative Fee Table.  The following Summary of Fund Expenses shows the fees for the Fund (based on the Fund’s fees for the fiscal year ended December 31, 2001) and pro forma fees for the Strong Fund.  Because the Strong Fund presently has no assets, pro forma expenses for the Strong Fund assume that the Reorganization has occurred and that the Strong Fund’s assets include the present assets of the Fund (as provided in the table on pages 20-21).

Summary of Fund Expenses

Shareholder Fees (fees paid directly from your investment)

Fund Share Class	Maximum Sales Charge (Load) Imposed on Purchases(1)	Maximum CDSC(2)
Class A	4.50(3)	1.00%(3)
Class B(1)	None	5.00%(4)
Class B	None	5.00%(5)
Class C	None	1.00%(6)
Class S	None	None

Strong Fund Share Class	Maximum Sales Charge (Load) Imposed on Purchases(1)	Maximum CDSC(7)
Class A	4.50%(3)	1.00%(3)
Class B	None	5.00%(8)
Class C	None	1.00%(9)
Institutional Class	None	None

______________

(1)

As a percentage of the offering price at the time of purchase.

(2)

As a percentage of the original purchase price or redemption price, whichever is lower.

(3)

Purchases of Class A shares of $1 million or more are not subject to a sales charge.  If such shares are redeemed within 12 months of purchase, a CDSC of 1% may apply.

(4)

5% first year; 4% second year; 3% third and fourth year; 2% fifth year; 1% sixth year; and 0% thereafter.

(5)

5% first year; 4% second year; 3% third and fourth year; 2% fifth year; and 0% thereafter.

(6)

0% after first year.

(7)

As a percentage of the original purchase price.

(8)

5% first year; 4% second and third year; 3% fourth year; 2% fifth year; 1% sixth year; and 0% thereafter.

(9)

Class C purchases will be subject to a 1% CDSC if redeemed within 12 months of purchase.

Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets)

Fund Share Class	Management Fees	12b-1 Distribution and Service Fees	Other Expenses	Total Annual Fund Operating Expenses(2)
Class A	0.55%	0.30%(3)	0.42%	1.27%
Class B(1)	0.55%	1.00%	0.42%	1.97%
Class B	0.55%	1.00%	0.42%	1.97%
Class C	0.55%	1.00%	0.42%	1.97%
Class S	0.55%	None	0.42%	0.97%

Strong Fund Share Class	Management Fees(4)	12b-1 Distribution and Service Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.37%	0.25%	0.57%	1.19%
Class B	0.37%	1.00%	0.57%	1.94%
Class C	0.37%	1.00%	0.57%	1.94%
Institutional Class	0.37%	None	0.13%	0.50%

______________

(1)

As a percentage of average net assets.

(2)

Because some of the Fund’s expenses have been reduced through an expense offset arrangement with the Fund’s transfer agent, actual total operating expenses for the prior year were as follows: Class A, 1.26%; Class B(1), 1.96%; Class B, 1.96%; Class C, 1.96%; and Class S, 0.96%.  Please refer to the discussion under the heading “—Other Service Providers” for more information.

(3)

The Board may increase the current 12b-1 fee rate shown for Class A shares at any time, provided that the fees may not exceed a maximum of 0.40%.

(4)

The Strong Fund has a breakpoint schedule under which the management fee will decrease on Strong Fund net assets above designated levels.  For assets under $4 billion, the management fee is as shown; for the next $2 billion in assets, the management fee is 0.345% of the Strong Fund’s average daily net assets; and for assets of $6 billion and above, the management fee is 0.32% of the Strong Fund’s average daily net assets.

Example of Effect on Fund Expenses

The example set forth below is intended to help you compare the cost of investing in the Fund with the cost of investing in the Strong Fund (taking into consideration the effects of the Reorganization).

The example assumes that you invest $10,000 in the Fund and the Strong Fund for the time periods indicated and then redeem/not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for the Fund and the Strong Fund are those shown in the tables above.  For Class B(1) and Class B shares of the Fund and Class B shares of the Strong Fund, it also assumes the automatic conversion to Class A shares after eight years.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund Share Class(1)	One Year	Three Years	Five Years	Ten Years
Class A	$574	$835	$1,116	$1,915
Class B(1)	$700/$200	$918/$618	$1,262/$1,062	$2,115
Class B	$700/$200	$918/$618	$1,262/$1,062	$2,115
Class C	$300/$200	$618	$1,062	$2,296
Class S	$99	$309	$536	$1,190

Strong Fund Share Class(1)	One Year	Three Years	Five Years	Ten Years
Class A	$566	$811	$1,075	$1,828
Class B	$697/$197	$1,009/$609	$1,247/$1,047	$2,264
Class C	$297/$197	$609	$1,047	$2,264
Institutional Class	$51	$160	$280	$628

______________

(1)

When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the relevant Fund.  When there is only one number, the costs would be the same either way.

Investment Objectives, Policies, and Strategies.  The following compares the investment objectives, policies and strategies of the Fund with the Strong Fund.

The Fund and the Strong Fund have similar investment objectives, policies, and strategies and, therefore, are subject to similar risks.  The investment objective of the Fund is to seek a high level of interest income exempt from federal income tax, while the investment objective of the Strong Fund is to seek total return by investing for a high level of federal tax-exempt current income.  Accordingly, both Funds seek a high level of current income which is exempt from federal taxes, although the Strong Fund emphasizes interest income in the context of seeking total return.  Neither investment objective can be changed without shareholder approval.

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities whose interest income is free from federal income tax and that are investment grade at the time the Fund buys them.  These securities are typically bonds issued by various U.S. states, counties, cities, towns, territories and public authorities.  The Fund may invest up to 20% of its net assets in other securities, including junk bonds of similar issuers (i.e., bonds that are in or below the S&P’s BB or Moody’s Ba major rating categories).  When bonds are rated by one or more independent rating agencies, the Fund uses these ratings to determine bond quality.  In cases where a bond is rated in conflicting categories by different rating agencies, the Fund may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  The Fund may invest up to 25% of its net assets in unrated bonds.  In addition, the Fund may use certain derivatives for hedging and/or speculative purposes.  The Fund may take temporary defensive positions at times to avoid losses in response to adverse market, economic, political or other conditions.  At such times, the Fund may place up to 100% of its total assets in cash or high-quality, short-term debt securities.

In managing its portfolio, the Fund focuses on security selection, using proprietary research to identify those individual bonds that offer higher yields or higher potential total return than others that appear to be of comparable credit quality.  The Fund may invest in securities of any maturity, and may invest in certain securities, such as municipal lease obligations and industrial revenue bonds, that may have different risks than ordinary municipal bonds.  The Fund may adjust the composition of its portfolio as market conditions and economic outlooks change.  The Fund typically maintains an average effective maturity of between 15 and 20 years.

The Strong Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds.  At least 75% of its net assets will be invested in higher-quality municipal bonds (e.g., bonds rated AAA to A by S&P) as determined at the time of purchase.  Municipal bonds are debt obligations issued by or for U.S. states, territories and possessions and the District of Columbia and their political subdivisions, agencies and instrumentalities.  Under normal conditions, the Strong Fund expects to invest primarily in municipal bonds whose interest is exempt from the federal alternative minimum tax (“AMT”).  The Strong Fund may invest up to 10% of its net assets in non-investment grade bonds (e.g., debt obligations rated BB through C by S&P).  In addition, the Strong Fund may use certain derivatives to attempt to manage market or business risk or to seek to enhance its yield.  The Strong Fund typically maintains an average effective maturity of between 5 and 20 years.

The Strong Fund may sell a holding if its value becomes unattractive (e.g., when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields).  Also, the Strong Fund may invest up to 100% of its total assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic or political conditions.  If the market goes up, taking a temporary defensive position may result in the Strong Fund earning a lower return than it would have otherwise achieved if it had not adopted a temporary defensive position.  In this case, the Fund may not achieve its investment objective.

As the foregoing illustrates, the Fund and the Strong Fund have similar investment objectives, policies and strategies.  The primary difference between the Funds is their ability to invest in non-investment grade securities.  The Fund may invest up to 20% of its net assets in such securities, while the Strong Fund may only invest up to 10% of its net assets in such securities.  In addition, while the Fund typically maintains an average effective maturity of between 15 and 20 years, the Strong Fund’s average effective maturity is expected to be between 5 and 20 years.  Also, the Strong Fund will invest primarily in municipal bonds whose interest is exempt from AMT, in which the Fund does not invest.  Finally, the Fund may only invest up to 25% of its net assets in unrated bonds, while the Strong Fund may invest without limitation in such bonds.

Regarding the fundamental and non-fundamental investment restrictions of the Fund, there are some differences between these restrictions and the Strong Fund’s restrictions.  Specifically, one of the fundamental investment restrictions of the Fund (which cannot be changed without shareholder approval) is a non-fundamental investment restriction of the Strong Fund (which can be changed without shareholder approval) – suspending additional investments when borrowing is in excess of 5% of assets.  Some of the fundamental investment restrictions of the Fund are more restrictive than those of the Strong Fund.  For example, the Fund’s fundamental investment restrictions prohibit the Fund from lending money; however, the Strong Fund may lend money up to 33 1/3% of its total assets.  The Fund may not borrow money in an amount in excess of 10% of the value of its total assets, whereas the Strong Fund may borrow up to 33 1/3% of its total assets and may borrow up to an additional 5% of its total assets in emergency situations.  In one case, the Strong Fund has a more restrictive fundamental investment restriction than the Fund.  The Fund may not invest in physical commodities in excess of 10% of the Fund’s total assets, whereas the Strong Fund may not invest in any amount of physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Strong Fund from purchasing or selling options, futures contracts, or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

Moreover, the Fund has investment restrictions against (1) conducting arbitrage transactions (fundamental), (2) investing in oil, gas or other mineral exploration programs (fundamental), and (3) mortgaging, pledging, or hypothecating its assets except in connection with borrowings (non-fundamental).  The Strong Fund has no similar investment restrictions.  In addition, the Strong Fund is allowed to sell short covered securities, while the Fund has a non-fundamental policy prohibiting all short sales except in connection with certain options and futures contracts.  Even though the Strong Fund does not intend to change any of its fundamental or non-fundamental investment policies prior to the Reorganization, the differences between the Fund and the Strong Fund noted above are not expected to have a material effect on the Strong Fund’s operations after the Reorganization.  For more information on these and other fundamental and non-fundamental policies, refer to Exhibit C attached hereto.

Incompatible securities of the Fund are expected to be sold off prior to or shortly after the Reorganization, which could result in the recognition of capital gains (or losses) to Fund shareholders.

Principal Risk Factors.  Because of their similar investment objectives, policies, and strategies, many of the investment risks associated with an investment in the Fund are similar to those associated with an investment in the Strong Fund.  A discussion of certain principal risks of investing in the Strong Fund is set forth below, which risks apply equally with respect to an investment in the Fund.  Please refer to the Fund’s Prospectus, which is incorporated by reference herein, for more information regarding the Fund’s principal risks.

Bond Risks.  The major risks of the Strong Fund are those of investing in the bond market. A bond’s market value is affected significantly by changes in interest rates.  Generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (interest-rate risk).  Generally, the longer a bond’s maturity, the greater the risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the risk and the lower its yield (maturity risk).  A bond’s value can also be affected by changes to the bond’s credit-quality rating or its issuer’s financial condition (credit-quality risk).  Because bond values fluctuate, the Strong Fund’s share price fluctuates.  So, when you sell your investment, you may receive more or less money than you originally invested.

Derivatives Risks.  Derivatives include futures, options and swap agreements.  Futures are agreements for the future purchase or sale of an underlying financial instrument at a specified price on a specified date.  In writing put and call options, the Strong Fund receives fees for writing the option but is exposed to losses due to adverse changes in the value of the underlying asset against which the option was written.  To the extent required, the Strong Fund will cover the financial exposure created by writing put and call options either by using offsetting options or futures or designating liquid assets on its books and records.  When purchasing options, the Strong Fund is exposed to the potential loss of principal.  In a swap agreement, two parties agree to exchange the returns earned or realized on a predetermined investment or instrument.  Swap agreements may be considered illiquid.   In addition, the Strong Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the swap agreement counterparty.  The market for swap agreements is largely unregulated.  The use of derivatives may not always be a successful hedge and using them could lower the Strong Fund’s yield.

Management Risk.  The Strong Fund is actively managed.  There is no guarantee that the investment techniques and risk analyses used by the Strong Fund’s portfolio manager will produce the desired results.

Municipal Risk.  Economic, business or political developments may affect the ability of municipal issuers, obligors and guarantors to repay principal and to make interest payments.  This could result in fluctuations in the Strong Fund’s returns.

Not Insured Risk.  An investment in the Strong Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Strong Fund is appropriate for investors who are comfortable with the risks described here and whose  financial goals are four or more years in the future.  The Strong Fund is not appropriate for investors concerned primarily with principal stability.

Directors and Officers.  The Fund is managed by a Board of Trustees, while the Strong Fund is managed by a Board of Directors.  The persons sitting on these two boards are not the same.  After the Reorganization, the Strong Fund’s Board of Directors will continue to serve in that capacity for the reorganized Fund.  For a complete description of the directors and officers of the Strong Fund, including each director’s principal occupation for the past five years and compensation paid to each director, see the Preliminary Statement of Additional Information for the Strong Fund, which is incorporated by reference into this Proxy Statement/Prospectus.

Investment Advisers; Investment Advisory Agreements.  The Fund was organized in 1985, and from that time until November 15, 2002, the Fund’s investment adviser was State Street Research.  State Street Research served in this capacity under the terms of the Prior Advisory Agreement with the Fund dated as of July 17, 1986, as amended.  On November 15, 2002, Strong assumed State Street Research’s duties as investment adviser to the Fund pursuant to the terms of the Interim Advisory Agreement.  Strong’s address is 100 Heritage Reserve, Menomonee Falls, WI 53051.  Since November 15, Mr. Duane A. McAllister has served as the Fund’s portfolio manager.  Biographical information for Mr. McAllister is as follows:

Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and is a Chartered Financial Analyst.  From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation.  From May 1994 to October 1995, he was a Portfolio Manager for Duff & Phelps Investment Management Company.  Mr. McAllister received his bachelor’s degree in finance from Northern Illinois University in 1989.

As required by Rule 15a-4 under the 1940 Act, the Interim Advisory Agreement is identical in all respects to the Prior Advisory Agreement, except that it has a different effective date and a different termination date.  In addition, during the term of the Interim Advisory Agreement, which will expire on April 14, 2003 (if not terminated by the parties thereto earlier), the fees otherwise payable to Strong will be held in escrow pending the outcome of the shareholder vote on the Reorganization Plan and the resulting Reorganization.  If shareholders approve the Reorganization Plan, Strong will be entitled to the advisory fees held in escrow (plus interest earned on these fees).  If shareholders do not approve the Reorganization Plan, Strong will only be entitled to recover its costs (plus interest) incurred while serving as investment adviser to the Fund under the Interim Advisory Agreement.

Assuming shareholders approve the Reorganization Plan and the resulting Reorganization, and assuming the Reorganization is consummated, shareholders of the Fund will become shareholders of the Strong Fund.  Strong serves as the investment adviser to the Strong Fund pursuant to the New Advisory Agreement, which is attached hereto as Exhibit B, and Mr. McAllister serves as the Strong Fund’s portfolio manager.  The New Advisory Agreement is substantially similar to the Prior Advisory Agreement, except for (1) the advisory fee, which is reduced and which has a breakpoint schedule, (2) the effective date, (3) the replacement of State Street Research with Strong as investment adviser, and (4) other relatively minor changes conforming the agreement to the form of advisory agreement Strong has in place with the other mutual funds it advises.  The advisory fee in the Prior Advisory Agreement was equal to an annual rate of 0.55% of the average daily net asset value of the Fund, payable monthly.  The advisory fee in the New Advisory Agreement is equal to an annual rate of 0.37% of the average daily net asset value of the Strong Fund for assets under $4 billion, 0.345% of the Strong Fund’s average daily net assets for the next $2 billion in assets, and 0.32% of the Strong Fund’s average daily net assets for assets of $6 billion and above.  The advisory fee payable under the New Advisory Agreement is payable daily or as otherwise agreed between the Strong Fund and Strong.

Distribution Arrangements.  Prior to November 15, 2002, State Street Research Investment Services, Inc. (an affiliate of State Street Research) served as the Fund’s principal distributor.  Since November 15, 2002, the Strong Distributor has assumed this role.  As agent for the Fund, the Strong Distributor uses its best efforts to distribute shares of the Fund on a continuous basis.  Fund shares are sold through broker-dealers who have entered into sales agreements with the Strong Distributor.  Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of the Class A shares and subject to certain exceptions, a sales charge which is imposed at the time of purchase (the maximum sales charge is 4.50%).  In the case of all classes of shares, except Class S shares and subject to certain exceptions, a CDSC is charged on the sale of such shares, which is determined as a percentage of the original purchase price or the redemption price, whichever is lower (the maximum CDSC is 1.00% on Class A (only applies to Class A shares that were not subject to an initial sales charge), 5.00% on Classes B(1) and B and 1.00% on Class C shares).  The Strong Distributor may reallow all or a portion of these sales charges to retail dealers involved in the transaction.

Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund is authorized to pay the Strong Distributor a service fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class A, B(1), B and C shares.  The Fund also pays a distribution fee to the Strong Distributor at an annual rate of (i) up to 0.15% of the average daily net assets of Class A shares, and (ii) 0.75% of the average daily net assets of Class B(1), Class B and Class C shares.  The Class S shares are not subject to the Rule 12b-1 plan.  The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Strong Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.  Under the Rule 12b-1 plan covering Class A, Class B and Class C shares, the Fund’s payments are intended to reimburse the Strong Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.  Under the Rule 12b-1 plan covering Class B(1) shares, the Fund’s payments compensate the Strong Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

The Strong Distributor also acts as the principal distributor for the Strong Fund.  As such, the Strong Distributor, as agent for the Strong Fund, uses its best efforts to distribute shares of the Strong Fund on a continuous basis.  Fund shares are sold through broker-dealers who have entered into sales agreements with the Strong Distributor.  Class A shares of the Strong Fund are offered for sale at the next determined net asset value per share plus a maximum initial sales charge of 4.50%, while Class B, Class C and Institutional Class shares of the Strong Fund are offered on a no-load basis, which means that no sales commissions are charged on purchases of these shares.  However, the Class B and Class C shares charge a CDSC, based on a percentage of the original purchase price.  The maximum CDSC charged is 5.00% on Class B shares and 1.00% on Class C shares.  In addition, for Class A shares that are purchased without the imposition of an initial sales charge, a CDSC of 1.00% of the original purchase price may be charged.  The Strong Distributor may reallow a portion of these sales charges payable to retail dealers involved in the transaction.  The Strong Distributor and Strong are affiliated.

Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Strong Fund is authorized to make payments to the Strong Distributor in connection with the distribution and shareholder services provided with respect to the Class A shares at the annual rate of 0.25% of the Strong Fund’s average daily net assets attributable to Class A shares, and with respect to Class B and Class C shares, at the annual rate of up to 1.00% of the Strong Fund’s average daily net assets attributable to each such class of shares, out of which 0.25% may be used for service fees.  Amounts received by the Strong Distributor under the Rule 12b-1 plan may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.  Like the Fund’s Rule 12b-1 plan relating to Class B(1) shares, the Strong Fund’s Rule 12b-1 plan is a compensation plan because payments under the plan are made for services rendered regardless of the level of expenditures made by the Strong Distributor.

Net Asset Value.  The net asset value of a mutual fund (“NAV”), plus any applicable sales charges, is the price you pay for buying, selling, or exchanging shares of the fund.  The net asset value for the Strong Fund is calculated in the same manner as the net asset value for the Fund, although methods used to value the securities held by the Funds are slightly different.

NAV for both Funds is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually, 3:00 p.m. Central Time) every day the NYSE is open.  If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time.  The NAV of each class of shares of the Funds is calculated by taking the value of each Fund’s total assets attributable to that class, subtracting all its liabilities attributable to that class, and dividing by the total number of shares outstanding of that class.  Expenses are accrued and applied daily when determining the NAV.

The Fund generally values securities which are listed or traded on the NYSE or the American Stock Exchange (“AMEX”) at the price of the last quoted sale on the respective exchange for that day.  Securities which are listed or traded on a national securities exchange or exchanges, but not on the NYSE or AMEX, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE.  Securities not listed on any national securities exchange which are traded “over the counter” and for which quotations are available on the Nasdaq System are valued at the closing price supplied through such system for that day at the close of the NYSE.  Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or, in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Board of Trustees of the Trust with the use of such pricing services, methodologies or procedures as may be deemed appropriate.

The Board of Trustees has authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund’s total assets is invested in short-term debt securities, the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method.

The Strong Fund values securities on the basis of information provided by a pricing service or broker quotations, as appropriate.  If pricing service information or broker quotations are not readily available, the Strong Fund determines the fair value of the security in good faith under the supervision of its Board of Directors.  Debt securities may be valued by pricing services that utilize electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities.  Otherwise, bid and asked prices are used to determine the market value of debt securities.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined by the Board of Directors.  Debt securities having remaining maturities of 60 days or less may be valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost.

In addition, the Funds may not use the same pricing service, which could result in pricing differences at the time of the Reorganization.

Purchase Information.  The following provides certain comparative information regarding the purchase of shares of the Fund and the Strong Fund.

The Fund.  The Fund offers five share classes, each with its own sales charge and expense structure, as follows: Class A, Class B(1), Class B, Class C and Class S.  The Fund’s Class B shares are only offered to current Class B shareholders through reinvestment of dividends and distributions.

Class A Shares

Class A shares of the Fund are offered and sold at the next offering price, which is the sum of the net asset value per share (computed after the purchase order and funds are received by the transfer agent) and the sales charge indicated below.

	Total Sales Charge

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment

Up to $100,000	4.50%	4.71%
$100,000 to $250,000	3.50%	3.63%
$250,000 to $500,000	2.50%	2.56%
$500,000 to $1,000,000	2.00%	2.04%
$1,000,000 or more(1)	None	None

______________

(1)

If you invest $1,000,000 or more, you can buy Class A shares without any sales charge.  However, you may be charged a CDSC of up to 1% if you sell any shares within one year of purchasing them.

The initial sales charge on purchases of Class A shares of the Fund may be reduced in the following circumstances:

•

Letter of Intent. If a shareholder anticipates purchasing a stated dollar amount of shares within a 13-month period, the shareholder may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a Letter of Intent.

•

Right of Accumulation.  A shareholder qualifies for cumulative quantity discounts on the purchase of shares when the shareholder’s new investment, together with the current value of shares of the Fund, reaches a discount level.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements.  In addition, the Class A shares charge is waived with respect to sales to certain affiliated persons and entities of the Fund because of the reduced sales effort and expense required to educate such persons about the Fund, as described in more detail in the Fund’s Statement of Additional Information.

Class B(1) Shares

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

When You Sell Shares in This Year After You Bought Them	This Percentage of NAV at the Time of Purchase (or of Sale, if Lower) is Deducted from Your Proceeds
First Year	5.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	3.00%
Fifth Year	2.00%
Sixth Year	1.00%
Seventh or Eighth Year	None

Class B(1) shares automatically convert to Class A shares after eight years.

Class B Shares

With Class B shares, you pay no sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.

When You Sell Shares in This Year After You Bought Them	This Percentage of NAV at the Time of Purchase (or of Sale, if Lower) is Deducted from Your Proceeds
First Year	5.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	3.00%
Fifth Year	2.00%
Sixth Year or later	None

Class B shares automatically convert to Class A shares after eight years.

Class C Shares

With Class C shares, you pay no sales charge when you invest, but if you sell your Class C shares within 12 months of purchase, you will have to pay a CDSC of 1.00% of your purchase price (or the sale price, if lower).

Class S Shares

Class S shares have no sales charges or CDSCs.

The CDSC for all share classes that charge a CDSC is based on the net asset value of the shares at the time of purchase (or of sale, if lower).  Any shares acquired through reinvestment are not subject to the CDSC.  To ensure that you pay the lowest CDSC possible, the Fund always uses the shares with the lowest CDSC to fill your sell requests.  The CDSC may be waived under certain circumstances, as discussed in the Fund’s Statement of Additional Information.

Strong Fund.  The Strong Fund offers four share classes, each with a different combination of sales charges, fees, eligibility requirements and other features, as follows:  Class A, Class B, Class C and Institutional Class.

Class A Shares

Class A Shares of the Strong Fund are offered and sold at the next offering price, which is the sum of the net asset value per share (computed after the purchase order and funds are received by the transfer agent) and the sales charge indicated below.

	Total Sales Charge

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.25%	2.30%
$1,000,000 or more(1)	None	None

______________

(1)

If you invest $1 million or more, you can buy Class A shares without any sales charge.  However, you may be charged a CDSC of up to 1% of your purchase price if you sell your shares within one year of purchasing them.  You do not have to pay this CDSC if your financial advisor has made arrangements with the Strong Distributor and agrees to waive the commission.

The initial sales charge on purchases of Class A shares of the Strong Fund may be reduced in the following circumstances:

•

Reinstatement Privilege.  If you redeem your shares, you have a one-time right to reinvest the redemption proceeds at net asset value (without a sales charge).  Such a reinvestment must be made within 365 days of the redemption, is limited to the amount of the redemption proceeds, and must be reinvested within the same share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares.  If you paid a CDSC when you sold your Class A or Class C shares, the Strong Fund will credit your account with the amount of the CDSC paid, but a new CDSC may apply and the holding period will begin again.  For Class B shares reinvested in Class A shares, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

•

Letter of Intent. If you (other than as a “group purchaser” described below) anticipate purchasing $100,000 or more of Class A shares within a 13-month period, you may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a Letter of Intent.  The Strong Fund reserves a portion of the shares to cover any additional sales charge that may apply if you do not buy the amount of shares stated in the Letter of Intent.

•

Right of Accumulation.  You will qualify for cumulative quantity discounts on the purchase of Class A shares when your new investment, together with the current offering price of Class A shares of the Strong Fund, reaches a discount level.  You may also combine the shares of a spouse and children or grandchildren under the age of 21.  Certain company and retirement plan accounts may be included.

•

Group Purchases.  Groups of 11 or more investors are allowed to invest as a group.  For sales charge purposes, the group’s investment are added together to provide sales charge discounts on the purchase of Class A shares.  There are other requirements, and the group must have a purpose other than buying Strong Fund shares at a discount.

Class A shares may be purchased without an initial sales charge in the following circumstances, among others:

•

Waivers for Investments from Certain Payments.  Class A shares may be purchased without an initial sales charge by investors who reinvest, within 365 days, (1) dividend and capital gain distributions from the Strong Fund, (2) annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers the Strong Fund as an investment option, and (3) distributions from an existing retirement plan invested in the Strong Fund.

•

Bank Trust Departments and Law Firms.  Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with the Strong Distributor or the Strong Fund’s administrator or one of their affiliates and the shares are being acquired for the benefit of their trust account clients.

•

Wrap Account and Fund “Supermarket” Investments.  Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) that have established certain operational arrangements with the Strong Fund’s administrator that include a requirement that such shares be sold for the sole benefit of clients participating in a “wrap” account, mutual fund “supermarket” account, or a similar program under which such clients pay a fee to such dealer.

•

Certain Retirement Plans.  Employer-sponsored retirement plans, and their participants, for which the Strong Distributor, the Strong Fund’s administrator or one of their affiliates has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into similar agreements.

•

Registered Securities Dealers and their affiliates, for their investment accounts only.

•

Current Employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer.

•

Officers, Directors, and Employees of the Strong Fund, Strong, the Strong Distributor, and the Strong Fund’s administrator, and these entities’ affiliates, and each of their family members living in the same household.

•

Investment Companies Exchanging Shares or selling assets pursuant to a merger, acquisition, or exchange offer.

•

Accounts Managed by Strong or an affiliate, including accounts in fee-based advisory programs.

•

Transfers of $5 million or More, within a period of 90 days, from a single registered investment professional.

•

Reinvested Dividends and Distributions are not subject to the initial sales charge.

Class B Shares

With Class B shares, you pay no sales charge when you invest, but you are charged a CDSC when you sell shares you have held for less than six years, as described in the table below.

When You Sell Shares in This Year After You Bought Them	This Percentage of NAV at the Time of Purchase is Deducted from Your Proceeds
Prior to First Year	5.00%
First Year	4.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	2.00%
Fifth Year	1.00%
Sixth Year or later	None

You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends and distributions.  Class B shares automatically convert to Class A shares eight years after you buy them.  Class B shares are only available for purchases up to $500,000.

Class C Shares

With Class C shares, you pay no sales charge when you invest, but if you sell your Class C shares within 12 months of purchase, you will have to pay a CDSC of 1.00% of your purchase price.

Institutional Class

With Institutional Class shares, you pay no sales charges when you invest and redeem shares.

The CDSC for any share class generally will be waived for:

•

Account and transaction fees.

•

Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if the securities dealer of record received a payment from the Strong Distributor of 0.25% or less, or the Strong Distributor did not make any payment in connection with the purchase, or the securities dealer of record has entered into a supplemental agreement with the Strong Distributor.

•

Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase.

•

Redemptions by the Strong Fund when an account falls below the minimum required account size.

•

Redemptions following the death of the shareholder or beneficial owner.

•

Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account’s net asset value depending on the frequency of your plan.  Systematic withdrawals of 12% annually require that the minimum distribution for such plan is no less than $250 per month.

•

Redemptions by an employee benefit plan or trust account whose third party administrator or dealer has entered into an agreement with the Strong Distributor or the Strong Fund’s administrator or one of their affiliates to perform certain document or administrative services, subject to operational and minimum size requirements specified from time to time by the Strong Distributor or the administrator or one of their affiliates (not applicable to Class B shares).

•

Distributions from individual retirement accounts due to death or disability (for Class B shares, this applies to all retirement plan accounts, not only IRAs) or for mandatory distributions once the shareholder reaches age 70 1/2.

•

Returns of excess contributions (and earnings, if applicable) from retirement plan accounts.

•

Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B shares).

Please refer to the Strong Fund’s Preliminary Statement of Additional Information, which is incorporated by reference herein, for more information.

Purchase, Redemption, and Exchange Policies.  The following chart highlights the purchase, redemption, and exchange policies of the Fund as compared to the policies of the Strong Fund.

Purchase, Redemption and Exchange Policies	Fund	Strong Fund
Minimum initial purchase	$1,000 for accounts that use the Fund’s “Investamatic” program $2,500 for all other accounts

Class A, B and C shares:

Regular Accounts:  $2,500

Education Savings Accounts, traditional IRAs, Roth IRAs, SEP-IRAs, and UGMA/UTMAs:   $1,000

Simple IRAs and 403(b)(7), Keogh, Pension Plan, and Profit Sharing Plan accounts:  the lesser of $250 or $25 per month (will be waived for certain retirement plans)

Institutional Class:

All accounts (except for registered investment advisers with an initial investment of at least $250,000): $1 million

Note: the Strong Fund will waive these minimums for accounts transferred as part of the Reorganization

Additional investments	$50 for any account

Class A, B and C shares:

Regular Accounts:  $100

Education Savings Accounts, traditional IRAs, Roth IRAs, SEP-IRAs, and UGMA/UTMAs:   $100

Simple IRAs and 403(b)(7), Keogh, Pension Plan, and Profit Sharing Plan accounts:  $50

Institutional Class:

All accounts: no minimum

Purchases	By check, wire, through a securities dealer, electronic funds transfer, or Investamatic

Class A, B and C shares:

By check, wire, through a securities dealer, automatic investment plan, exchange privilege, direct from a bank account, in kind, or payroll direct deposit

Institutional Class:

By wire, exchange privilege or in kind

Redemptions	By check, wire, through a securities dealer, electronic funds transfer, Internet, telephone, systematic withdrawal plan, or in kind

Class A, B and C shares:

By check, wire, electronic funds transfer, exchange privilege, systematic withdrawal plan, through a securities dealer, or in kind

Institutional Class:

By wire, exchange privilege or in kind

Exchange privileges	Yes, Fund shareholders may exchange their shares between and among other State Street Research mutual funds

Yes, Class A, B and C shareholders may exchange their shares between and among the Strong Advisor Funds—currently, there are 15 mutual funds from which to choose.  Institutional Class shareholders may exchange their shares between and among the various Strong “No-Load” Funds – currently there are 51 no-load funds available

For a more complete discussion of the Fund’s purchase, redemption, and exchange policies, please see the applicable sections of the Fund’s Prospectus, which is incorporated by reference into this Proxy Statement/Prospectus.

Regarding redemptions of shares of the Strong Fund, please note the following:

•

If you redeem shares through a securities dealer or other intermediary, you may be charged a fee.

•

If you redeem shares shortly after you purchase shares, the payment of your redemption proceeds may be delayed by up to 10 days to allow your purchase check or electronic transaction to clear.

•

While the Strong Fund does not charge a redemption fee, you may be assessed a CDSC, if applicable.  When you redeem shares subject to a CDSC, the Strong Fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time.  No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains.  The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares.  When you redeem shares subject to a CDSC, the CDSC is calculated on your purchase price, deducted from your redemption proceeds, and paid to the Strong Distributor.

•

Some redemptions require a signature guarantee, such as if a shareholder requests that redemption proceeds be sent to a different name or address than is registered on an account.  A signature guarantee is designed to protect shareholders and the Strong Fund against fraudulent transactions by unauthorized persons.

Finally, please note that some shareholder account options that are currently available to Fund shareholders may not be available after the Reorganization.  For example, the Fund offers checkwriting privileges for shareholder accounts, while the Strong Fund does not.

Dividends and Distributions.  Using projections of its future income, the Fund generally declares dividends daily and pays them monthly.  The Fund generally makes distributions of net capital gains annually in December.  To the extent they are available, the Strong Fund also generally declares dividends daily and pays them monthly.  To the extent they are available, the Strong Fund generally makes distributions of net capital gains annually in December.

Tax Consequences of Investing in the Funds.  In general, the tax consequences of investing in the Strong Fund are the same as those of investing in the Fund.  Any distributions derived from the Strong Fund’s net investment income and net short-term capital gains are generally taxable as ordinary income at your ordinary income tax rate.  Distributions of net long-term capital gains are generally taxable as long-term capital gains.  This is generally true no matter how long you have owned your shares and whether you reinvest your dividends or take them in cash.  You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.  Distributions qualifying as exempt-interest dividends are generally exempt from federal income taxation, but may be subject to state and local taxes.  If you are subject to the AMT, you may have to pay federal tax on a portion of your income from exempt-interest dividends.  However, under normal conditions, the Strong Fund expects to invest primarily in municipal bonds whose interest is exempt from the AMT.

Other Service Providers.  The administrator for the Fund is State Street Research Investment Services, Inc., which also served previously as the Fund’s distributor, and the transfer agent and custodian is State Street Bank and Trust Company (“State Street Bank”).  Pursuant to an agreement between the Fund and State Street Bank as transfer agent to the Fund, State Street Bank issues credits to the Fund as a result of invested cash balances which are used to reduce a portion of the Fund’s expenses.  For the year ended December 31, 2001, the Fund’s transfer agent fees were reduced by $22,242 under this arrangement.  This expense offset arrangement will be discontinued, assuming the Reorganization is consummated.   State Street Research Investment Services, Inc. and State Street Research are affiliates.  The transfer agent and administrator for the Strong Fund is Strong Investor Services, Inc. (“SIS”) and the custodian is State Street Bank.  SIS and Strong are affiliated with each other and with the Strong Distributor.  Upon completion of the Reorganization, the current service providers for the Strong Fund noted above will become the service providers to the combined Fund.

Independent Accountants.  PricewaterhouseCoopers LLP serves as independent accountants to both the Fund and the Strong Fund, and will continue to serve as such to the combined Fund upon completion of the Reorganization.

Federal Income Tax Consequences of the Reorganization.  As a condition to the Reorganization, the Fund and the Strong Fund will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Code.  Accordingly, neither the Fund, the Strong Fund, nor their respective shareholders are expected to recognize any gain or loss as a result of the Reorganization.  In addition, the tax basis of the Strong Fund shares received by each shareholder of the Fund in the Reorganization are expected to be the same as the tax basis of the Fund shares given up by such shareholder in the Reorganization.  In addition, the holding period for the Strong Fund shares received by each shareholder of the Fund shall include the holding period for the Fund shares given up by such shareholder, provided that such Fund shares were held as capital assets by the shareholder.  Nevertheless, neither the Fund nor the Strong Fund has sought or received a determination by the Internal Revenue Service that the Reorganization will, in fact, be tax free as described above.

Comparison of Shareholder Rights.  Set forth below is a discussion of the material differences in the rights of shareholders of the Fund versus the rights of shareholders of the Strong Fund.

Governing Law.  The Fund is a separate series of shares of the Trust, which is a Massachusetts business trust.  As a result, the Fund’s operations are governed by the Trust’s Amended and Restated Master Trust Agreement, as amended (the “Master Trust Agreement”), its By-laws, as amended, and applicable Massachusetts law.  The Strong Fund is a separate series of shares of the Corporation, which is a Wisconsin corporation.  As a result, the Strong Fund’s operations are governed by the Corporation’s Amended and Restated Articles of Incorporation, its By-laws, as amended, and applicable Wisconsin law.

Shareholder Liability; Indemnification Provisions.  Massachusetts law provides that shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Fund’s Master Trust Agreement disclaims shareholder liability for acts or obligations of the Fund.  The Master Trust Agreement provides for indemnification from the Fund’s property against all loss and expense arising from such liability.  Thus, the risk of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.  Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund.  In addition, under the Master Trust Agreement, the Fund is required to indemnify its officers and trustees against liabilities and expenses incurred in connection with proceedings relating to their positions as officers and trustees, except under certain limited circumstances relating to the culpability of the officers and trustees.

Under Wisconsin law, shareholders are personally liable, up to the par value of their shares ($.00001 in the case of shares of the Strong Fund), for all debts owed by the corporation to employees for services performed, but not exceeding six months services in any one case.  “Par value” has been interpreted by a Wisconsin trial court to mean the consideration paid to the corporation for its shares.  Because neither the Corporation nor the Strong Fund has any employees, the risk of liability to shareholders under this provision should be considered remote.  Under Wisconsin law and the Corporation’s By-laws, the Strong Fund is required to indemnify its officers and directors against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors, except under certain limited circumstances relating to the culpability of the officers or directors.  In addition, the Strong Fund has agreed to indemnify its directors who are not “interested persons,” as defined in the 1940 Act, against all liability and expenses reasonably incurred or paid by such director in connection with any proceeding in which the director is involved by virtue of being a director of the Strong Fund.

Board of Trustees/Directors.  The Trust, being a Massachusetts business trust, has a Board of Trustees instead of a Board of Directors, whereas the Corporation has a Board of Directors. The composition of the Board of Trustees of the Trust is different from that of the Corporation, both in terms of membership and size.  For more information, refer to the Statement of Additional Information for the Fund and the Preliminary Statement of Additional Information for the Strong Fund, which are incorporated by reference into this Proxy Statement/Prospectus.

Expenses of the Reorganization.  The expenses incurred in the Reorganization will be paid by Strong Financial, whether or not the Reorganization is approved by shareholders.  Proxy solicitation and tabulation costs will be borne equally by Strong Financial and State Street Research.  Shareholders of the Fund are responsible for their own expenses, if any, incurred in connection with the Reorganization.

Effect of “For” Vote.  By voting “FOR” the Reorganization Plan, you are approving (1) the Reorganization of the Fund from a series of the Trust to a series of the Corporation, (2) the New Advisory Agreement between Strong and the Strong Fund, and (3) payment of advisory fees (plus interest) to Strong from escrow pursuant to the Interim Advisory Agreement.

Dissenters’ Rights of Appraisal.  If the Reorganization Plan is approved by shareholders of the Fund, shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supercedes contrary provisions of state law.  Shareholders will, however, have the right to redeem their Fund shares at net asset value until the Closing of the Reorganization.  After the Reorganization, shareholders will hold shares of the Strong Fund, which may also be redeemed at net asset value.

Required Vote.  Approval of the Reorganization Plan and the resulting Reorganization requires the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present at the Meeting or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.  Shareholders of each class of shares of the Fund will vote together on the Reorganization as one voting group.

For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Meeting, abstentions may, in the discretion of the Fund, be treated as present at the Meeting and entitled to vote on the matter, but which have not been voted.  For this reason, abstentions could assist the Fund in obtaining a quorum but would have the same effect as a vote against a proposal.  Broker “non-votes” ordinarily will not be considered present and entitled to vote on a proposal.  The Fund reserves discretion to count broker “non-votes” as present based on specific instructions from a broker or nominee.  Broker “non-votes” are proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have, or choose not to exercise, discretionary power.

The persons named as proxies may propose one or more adjournments of the Meeting on behalf of the Fund without further notice to permit further solicitation of proxies, provided such persons determine that an adjournment and additional solicitation are reasonable and in the interest of shareholders of the Fund, after consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of a majority of the aggregate number of shares of the Fund present on a given proposal at the Meeting in person or by proxy.

If the Reorganization is approved (and assuming the satisfaction or waiver of other conditions), it is expected to occur on or about February 28, 2003.  If the Reorganization is not approved, the Board of Trustees will consider what alternative actions to take with respect to the Fund, including the possible liquidation of the Fund, which would not be tax free to Fund shareholders.

Recommendation of the Board.  The Board of Trustees recommends that the shareholders of the Fund vote FOR the Reorganization Plan and the resulting Reorganization.

PROPOSAL 2:  OTHER MATTERS

The Board of Trustees knows of no other matters that may come before the Meeting, other than the proposal as set forth above.  If any other matters properly come before the Meeting, it is the intention of the persons acting pursuant to the enclosed proxy card to vote the shares represented by such proxies in accordance with their discretion with respect to such matters.

ADDITIONAL INFORMATION

Voting Matters.  The following provides additional information regarding the Meeting and the Board of Trustees’ solicitation of proxies.

Method and Cost of Solicitation.  This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees for use at the Meeting.  It is expected that the solicitation of proxies will be primarily by mail and telephone.  The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of State Street Research, who will not be paid for these services, and/or by ______ (“____”), a proxy solicitation firm, and its agents, who will be paid approximately $_____, plus out-of-pocket expenses, for their services.  Except as discussed in this section and as provided in “Expenses of the Reorganization,” discussed under Proposal 1 above, State Street Research and Strong Financial will bear equally the expenses incident to the solicitation of proxies in connection with the Meeting, which expenses consist of the fees and expenses of tabulating the results of the proxy solicitation and the fees and expenses of _____.  Strong Financial and State Street Research may also share in reimbursing brokers and other nominees for their reasonable expenses in communicating with the persons for whom they hold shares of the Fund.

Record Date; Shareholders Entitled to Vote.  Shareholders of record at the close of business on ________, __________, 2002, the record date for the Meeting, are entitled to one vote for each full share held (and a fractional vote for each fractional share held) on each matter presented at the Meeting, and at any postponements or adjournments thereof.  As of the record date, the Fund had _______ shares issued and outstanding.

Quorum Required to Hold Meeting.  The Fund must have a quorum of shares represented at the Meeting, in person or by proxy, in order to take action on any matter.  The presence, in person or by proxy, of shareholders entitled to cast a majority of all votes entitled to be cast with respect to the Fund at the Meeting constitutes a quorum.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any business that might have been transacted at the Meeting may be transacted at any such adjourned session(s) at which a quorum is present.

For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions may, in the discretion of the Fund, be treated as present at the Meeting and entitled to vote on the matter, but which have not been voted.  For this reason, abstentions could assist the Fund in obtaining a quorum.  Broker “non-votes” ordinarily will not be considered present and entitled to vote on a proposal.  The Fund reserves discretion to count broker “non-votes” as present based on specific instructions from a broker or nominee.

Proxies.  Whether you expect to be personally present at the Meeting or not, we encourage you to authorize the proxies to cast your votes.  You can do this in one of three ways.  You may complete, date, sign, and return the accompanying proxy card using the enclosed postage prepaid envelope, you may call a toll-free telephone number or you may access the website in accordance with the enclosed Voting Instructions.  By authorizing the proxies to cast your votes, your shares will be voted as you instruct.  If no choice is indicated, your shares will be voted “FOR” the proposal and in the discretion of the persons named as proxies on such other matters that may properly come before the Meeting.  Any shareholder giving a proxy may revoke it before it is exercised at the Meeting, by submitting a subsequent telephone or electronic vote, or written notice of revocation, or a later-dated proxy, or by attending the Meeting and voting his or her shares in person.  If not so revoked, the votes will be cast at the Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy.

Share Ownership.  The Strong Fund is a newly created series of the Corporation which will not issue shares until the Reorganization is consummated.  As such, as of the record date, no person controlled the Strong Fund or owned beneficially or of record any shares of the Strong Fund.

As of the record date, trustees and officers of the Fund as a group owned [less than 1% of the outstanding voting securities of the Fund].  As of the same date, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Fund, and upon consummation of the Reorganization and based on the numbers presented, will own the same percentage of the Strong Fund.

Name and Address	Nature of Ownership	Share Class	Number of Shares(1)	Percentage of Fund
[insert when information becomes available]

______________

(1)

Full shares owned beneficially or of record as of ____________, 2002.

The beneficial owner of 25% or more of a voting security is presumed to have “control,” for purposes of the 1940 Act, absent a determination to the contrary by the SEC.  A person who controls the Fund could have effective control over the outcome of matters submitted to a vote of shareholders of the Fund.  Based on the information provided above, [no person] owned a controlling interest in the Fund as of the record date.

Capitalization.  The following table sets forth the capitalization of the Fund as of October 31, 2002 and the capitalization of the Strong Fund on a pro forma basis, giving effect to the Reorganization.  Currently, the Strong Fund has no assets and no shares outstanding, which is the reason its current capitalization is not shown below.

Fund Share Class	Net Assets	Shares Outstanding	NAV per Share
Class A	$194,965,323	23,043,773	$8.46
Class B(1)	$27,004,215	3,199,177	$8.44
Class B	$30,099,607	3,556,957	$8.46
Class C	$3,956,977	467,933	$8.46
Class S	$24,230,646	2,872,321	$8.44

Strong Fund Share Class	Net Assets	Shares Outstanding	NAV per Share
Class A	$194,965,323	23,043,773	$8.46
Class B	$57,103,822	6,748,945	$8.46
Class C	$3,956,977	467,933	$8.46
Institutional Class	$24,230,646	2,872,321	$8.44

Information on File with the SEC.  The Trust and the Corporation are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Fund and the Strong Fund, respectively, with the SEC.  These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC’s regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604.  Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.  The SEC also maintains a web site at http://www.sec.gov which contains the Prospectuses and Statements of Additional Information for the Fund and the Strong Fund, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Strong Fund pursuant thereto will be passed on by Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202.

EXPERTS

The Fund’s audited financial highlights, financial statements and notes thereto for the fiscal year ended December 31, 2001 are incorporated by reference herein to the Annual Report to Shareholders of the Fund for the same period.  The financial highlights and financial statements of the Fund have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

FUTURE MEETINGS; SHAREHOLDER PROPOSALS

The Fund is not required to hold annual meetings of shareholders, and, accordingly, the Fund generally does not hold such meetings in any year, unless certain specified shareholder actions are required to be taken under the 1940 Act.

Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Fund’s shareholders must be received by the Fund a reasonable period of time prior to any such meeting.  If the Reorganization is consummated, there will be no subsequent meetings of the shareholders of the Fund.

Francis J. McNamara, III

Secretary

January 6, 2003

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 15th day of November, 2002, by and between Strong Income Funds, Inc. (“SIF”), a Wisconsin corporation, on behalf of Strong Advisor Municipal Bond Fund (the “Acquiring Fund”), and State Street Research Tax-Exempt Trust (“SST”), a Massachusetts business trust, on behalf of State Street Research Tax-Exempt Fund (the “Acquired Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively the “Funds”).  Strong Financial Corporation, a Wisconsin corporation, and State Street Research & Management Company, a Delaware corporation, are parties to this Agreement with respect to Section 11 hereof only.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by SIF on behalf of the Acquiring Fund and by SST on behalf of the Acquired Fund.  Other than the Acquiring Fund and the Acquired Fund, no other series of SIF and SST, respectively, is a party to this Agreement.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of capital stock, par value $.00001 per share, of the Acquiring Fund, (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (iii) the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING FUND SHARES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1

Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, at the closing provided for in paragraph 3.1 (the “Closing”), the Acquired Fund agrees to assign, transfer and convey all of its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:  (a) to assume the liabilities of the Acquired Fund as reflected in paragraph 1.3, and (b) to deliver to the Acquired Fund (i) that number of full and fractional Class A shares of the Acquiring Fund (the “Class A Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class A shares of the Acquired Fund transferred to the Acquiring Fund less the value of the liabilities of the Acquired Fund attributable to the Class A shares of the Acquired Fund assumed by the Acquiring Fund; (ii) that number of full and fractional Class B shares of the Acquiring Fund (the “Class B Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class B and Class B(1) shares of the Acquired Fund transferred to the Acquiring Fund less the value of the liabilities of the Acquired Fund attributable to the Class B and Class B(1) shares of the Acquired Fund assumed by the Acquiring Fund; (iii) that number of full and fractional Class C shares of the Acquiring Fund (the “Class C Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class C shares of the Acquired Fund transferred to the Acquiring Fund less the value of the liabilities of the Acquired Fund attributable to the Class C shares of the Acquired Fund assumed by the Acquiring Fund; and (iv) that number of full and fractional Institutional Class shares of the Acquiring Fund (the “Institutional Class Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Class S shares of the Acquired Fund transferred to the Acquiring Fund less the value of the liabilities of the Acquired Fund attributable to the Class S shares of the Acquired Fund assumed by the Acquiring Fund (the Class A, Class B, Class C and Institutional Class Acquiring Fund Shares shall be referred to collectively as the “Acquiring Fund Shares”).

1.2

The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all property and assets of every kind and nature of the Acquired Fund, including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividend receivables), claims or rights of action, rights to register shares under applicable securities laws, books and records, any deferred or prepaid expenses and all other property reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the business day immediately preceding the Closing by the Acquired Fund’s accounting agent in accordance with generally accepted accounting principles (“GAAP”) consistently applied from the prior audited period (the “Closing Balance Sheet”).  A preliminary Closing Balance Sheet shall be delivered to the Acquiring Fund at least 15 business days prior to the closing date provided in paragraph 3.1 (the “Closing Date”).  The final Closing Balance Sheet shall be delivered at Closing.

1.3

The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.  The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on the Closing Balance Sheet.  The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date which are not reflected on the Closing Balance Sheet.

1.4

Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”), determined as of the Valuation Date (as defined in paragraph 2.1), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate.  Such distribution and liquidation will be accomplished by Strong Investor Services, Inc. (“SIS”), in its capacity as transfer agent for the Acquiring Fund, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the number of Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund.  All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.  The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.  With respect to the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders, the following shall apply: (i) each holder of Class A shares of the Acquired Fund shall be entitled to receive that proportion of Class A Acquiring Fund Shares which the number of Class A shares of the Acquired Fund held by such shareholder bears to the number of Class A shares of the Acquired Fund outstanding as of the Valuation Date; (ii) each holder of Class B and Class B(1) shares of the Acquired Fund shall be entitled to receive that proportion of Class B Acquiring Fund Shares which the number of Class B and Class B(1) shares of the Acquired Fund held by such shareholder bears to the number of Class B and Class B(1) shares of the Acquired Fund outstanding as of the Valuation Date; (iii) each holder of Class C shares of the Acquired Fund shall be entitled to receive that proportion of Class C Acquiring Fund Shares which the number of Class C shares of the Acquired Fund held by such shareholder bears to the number of Class C shares of the Acquired Fund outstanding as of the Valuation Date; and (iv) each holder of Class S shares of the Acquired Fund shall be entitled to receive that proportion of Institutional Class Acquiring Fund Shares which the number of Class S shares of the Acquired Fund held by such shareholder bears to the number of Class S shares of the Acquired Fund outstanding as of the Valuation Date.

1.5

As soon as practicable after the distribution pursuant to paragraph 1.4 of Acquiring Fund Shares, the Acquired Fund shall take all steps necessary to effect its dissolution and to have its existence terminated in accordance with Massachusetts law and other applicable requirements.

1.6

Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7

All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.

2.

VALUATION

2.1

The value of the Assets to be acquired and the liabilities to be assumed by the Acquiring Fund shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquired Fund’s Master Trust Agreement, as amended, and then-current prospectus or statement of additional information.

2.2

The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation, as amended, and then-current prospectus or statement of additional information.

3.

CLOSING AND CLOSING DATE

3.1

The Closing shall occur on February 28, 2003, or such other date as the parties may mutually agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 8 a.m. (Central Time) on the Closing Date, unless otherwise agreed to by the parties.  The Closing shall be held at the offices of Godfrey & Kahn, S.C., or such other place as the parties may agree.

3.2

In the event that immediately prior to the Valuation Date, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

The Acquired Fund shall deliver to the Acquiring Fund at the Closing a schedule of its investments as of such date and the Closing Balance Sheet, both of which shall be certified by the administrator of the Acquired Fund.

3.4

The Acquired Fund shall cause its custodian to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street Bank and Trust Company (“State Street”), custodian for the Acquiring Fund, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund shall cause its portfolio securities represented by a certificate or other written instrument to be presented to State Street for examination no later than five (5) business days preceding the Closing Date and transferred and delivered to State Street as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.5

The Acquired Fund shall cause its transfer agent to deliver at the Closing a list of the names, addresses and account histories of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to Closing.  The Acquiring Fund shall cause its transfer agent, SIS, to deliver at the Closing a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.6

At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

4.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

SST, on behalf of the Acquired Fund, represents and warrants to SIF and the Acquiring Fund as follows:

4.1

SST was duly created pursuant to its Master Trust Agreement for the purpose of acting as a management investment company and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts.  SST has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement.  The Acquired Fund is a separate series of SST duly established and designated in accordance with the applicable provisions of SST’s Master Trust Agreement.  The Acquired Fund has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

4.2

SST is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration has not been revoked or rescinded and is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

4.3

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws.

4.4

The Acquired Fund is not, and the execution, delivery and performance of this Agreement by SST will not result (a) in a violation of Massachusetts law or of SST’s Master Trust Agreement or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund.

4.5

Except as otherwise designated in writing and accepted by the Acquiring Fund, all material contracts and other commitments of or applicable to the Acquired Fund (other than this Agreement and investment contracts) will be terminated, or provision for discharge of any liabilities of the Acquired Fund thereunder will be made, at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.

4.6

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any properties or assets held by it.  The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.7

The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for each of the five fiscal years ended December 31, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such dates, and there are no known liabilities of the Acquired Fund as of such dates not disclosed therein.

4.8

Since December 31, 2001, other than the consummation of the merger of the State Street Research New York Tax-Free Fund into the Acquired Fund on February 22, 2002, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund.  For purposes of this paragraph 4.8, neither a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio nor a decrease in the Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change.

4.9

All federal and other tax returns and reports of the Acquired Fund required by law to have been filed (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.10

For each taxable year of its operation (including the period ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.

4.11

All issued and outstanding shares of the Acquired Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; (b) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent, as provided in paragraph 3.5.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

4.12

At the Closing Date, the Acquired Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice at or prior to the Closing.

4.13

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of SST and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of SST, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.14

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.15

Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which without limitation, shall include a proxy statement of the Acquired Fund (the “Proxy Statement”) and a prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”) will, on the effective date of the N-14 Registration Statement, through the time of the special meeting of the Acquired Fund Shareholders to be held on or about February 26, 2003 or any adjournment thereof (the “Special Meeting”), and on the Closing Date, (a) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by SST for use therein.

5.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

SIF, on behalf of the Acquiring Fund, represents and warrants to the SST and the Acquired Fund as follows:

5.1

SIF is a corporation organized, validly existing and in good standing under the laws of the State of Wisconsin.  SIF has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement.  The Acquiring Fund is a separate series of SIF duly established and designated in accordance with the applicable provisions of SIF’s Articles of Incorporation.  SIF has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

5.2

SIF is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration has not been revoked or rescinded and is in full force and effect and, as of the Closing Date, the Acquiring Fund will be in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

5.3

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained or will be obtained prior to Closing under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws.

5.4

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by SIF will not result (a) in a violation of Wisconsin law or of SIF’s Articles of Incorporation or By-Laws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of SIF.

5.5

The Acquiring Fund has not commenced operations and will not commence operations until after the Closing.  Immediately prior to the Closing, the Acquiring Fund will have no assets and no shareholders.

5.6

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable under Wisconsin law, except to the extent provided by Section 180.0622(2)(b) of the Wisconsin Statutes, or any successor statute.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares.

5.7

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Directors of SIF and this Agreement constitutes a valid and binding obligation of SIF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

5.8

The N-14 Registration Statement and the Proxy Statement to be included in the N-14 Registration Statement, other than as it relates to the Acquired Fund, will each, on the effective date of the N-14 Registration Statement, through the time of the Special Meeting, and on the Closing Date, (a) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by SIF for use therein.

6.

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

6.1

The Acquired Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date.  It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of shares of the Acquired Fund and such changes as are contemplated by the Acquired Fund’s normal operations.  No party hereto shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

6.2

Upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

6.3

The Acquired Fund will call the Special Meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all reasonable actions necessary to obtain approval of the transactions contemplated herein.  The parties hereto understand and agree that the approval by the Acquired Fund Shareholders of this Agreement has the effect of, and constitutes, not only such shareholders’ approval of the Reorganization, but also their (a) approval of the Investment Advisory Agreement dated as of July 23, 2001, as amended on September 27, 2002, by and between Strong Capital Management, Inc. and SIF, on behalf of the Acquiring Fund (the “Investment Advisory Agreement”), and (b) ratification of the payment of investment advisory fees to Strong Capital Management, Inc. pursuant to the terms of the Interim Contract dated as of November 15, 2002 by and between Strong Capital Management, Inc. and SST, on behalf of the Acquired Fund (the “Interim Contract”).

6.4

The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.5

The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

6.6

Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.7

The Acquiring Fund agrees to prepare the N-14 Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, and to file the same with the Commission.  The Acquired Fund agrees to provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus to be included in the N-14 Registration Statement.

6.8

As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.9

It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither SST, SIF, the Acquired Fund nor the Acquiring Fund shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the parties hereto will take such action, or cause such action to be taken, as is reasonably necessary to enable Godfrey & Kahn, S.C. to render the tax opinion contemplated herein by paragraph 9.5.

6.10

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

6.11

Following the transfer of Assets by the Acquired Fund to the Acquiring Fund and the assumption of liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, SST will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, with respect to the Acquired Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Acquired Fund in accordance with the laws of the State of Massachusetts and other applicable requirements.

7.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

7.1

The items that are required to be delivered by the Acquiring Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquired Fund or its agents on or prior to the Closing Date.

7.2

All representations and warranties of SIF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.3

The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by an authorized officer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

7.4

The Acquired Fund shall have received on the Closing Date an opinion of Godfrey & Kahn, S.C., counsel to the Acquiring Fund, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

(a)

SIF is a validly existing corporation in good standing under the laws of the State of Wisconsin and the Acquiring Fund is a duly established and designated series of SIF;

(b)

SIF is registered as an investment company under the 1940 Act and, to such counsel’s knowledge, SIF’s registration with the Commission as an investment company under the 1940 Act is in full force and effect with respect to the Acquiring Fund;

(c)

to such counsel’s knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by SIF, on behalf of the Acquiring Fund, of the transactions contemplated in this Agreement, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)

to such counsel’s knowledge, there are no legal, administrative or governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body, insofar as they related to SIF, the Acquiring Fund or their respective assets or properties, pending, threatened, contemplated or otherwise existing on or before the effective date of the N-14 Registration Statement or the date hereof, that are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement that are not so described or filed as required or that materially and adversely affect the Acquiring Fund’s business;

(e)

the N-14 Registration Statement is effective under the 1933 Act and the 1940 Act, and no stop order suspending its effectiveness or order pursuant to Section 8(e) of the 1940 Act has been issued by the Commission;

(f)

this Agreement has been duly authorized, executed and delivered by SIF, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of SIF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(g)

the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares for the Acquired Fund’s assets and liabilities pursuant hereto will not, violate SIF’s Articles of Incorporation or By-Laws or violate, breach or constitute a default under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking actually known to counsel to which the Acquiring Fund is a party or by which it is bound.

Such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

7.5

The Board of Directors of SIF shall have approved this Agreement and the transactions contemplated hereby.

7.6

The Remaining Purchase Price, as defined in that certain Purchase Agreement dated as of November 15, 2002, by and between State Street Research & Management Company and Strong Financial Corporation, shall have been paid, if applicable, in accordance with Section 2.2 thereof.

8.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

8.1

The items that are required to be delivered by the Acquired Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquiring Fund on or prior to the Closing Date.

8.2

All representations and warranties of SST, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement and except for such representations and warranties of SST that are not true and correct in all material respects due to actions or omissions by Strong Financial Corporation and/or Strong Capital Management, Inc. during the period between November 15, 2002 and the Closing Date, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

8.3

The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by an authorized officer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; provided that, in delivering such certificate, the Acquired Fund shall be entitled to rely on a certificate from Strong Financial Corporation and/or Strong Capital Management, Inc. as to such representations and warranties for the period between November 15, 2002 and the Closing Date.

8.4

The Acquiring Fund shall have received on the Closing Date an opinion of Ropes & Gray, counsel to SST, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

(a)

SST is a validly existing business trust in good standing under the laws of the Commonwealth of Massachusetts and the Acquired Fund is a duly established and designated series of SST;

(b)

SST is registered as an investment company under the 1940 Act and, to such counsel’s knowledge, SST’s registration with the Commission as an investment company under the 1940 Act is in full force and effect with respect to the Acquired Fund;

(c)

to such counsel’s knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by SST, on behalf of the Acquired Fund, of the transactions contemplated in this Agreement, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)

this Agreement has been duly authorized, executed and delivered by SST, on behalf of the Acquired Fund, and, subject to the approval of the Acquired Fund Shareholders, constitutes a valid and legally binding obligation of SST, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(e)

the execution and delivery of this Agreement did not, and the exchange of the Acquired Fund’s assets and liabilities for Acquiring Fund Shares pursuant hereto will not, violate SST’s Master Trust Agreement or By-Laws or violate, breach or constitute a default under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking actually known to counsel to which the Acquired Fund is a party or by which it is bound.

Such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

8.5

The Board of Trustees of SST shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

9.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1

This Agreement and the transactions contemplated herein, which consist of (a) the implementation of the Reorganization, (b) the implementation of the Investment Advisory Agreement, and (b) the payment of fees to Strong Capital Management, Inc. under the Interim Contract, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of SST’s Master Trust Agreement and By-Laws, applicable Massachusetts law and the 1940 Act, and evidence of such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9.1.

9.2

On the Closing Date, no action, suit or other proceeding shall be pending or to the knowledge of the parties threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

9.4

The N-14 Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof or order pursuant to Section 8(e) of the 1940 Act shall have been issued by the Commission and, to the knowledge of the parties hereto, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

9.5

The parties shall have received an opinion of Godfrey & Kahn, S.C. addressed to each of the Acquiring Fund and the Acquired Fund, dated the Closing Date, to the effect that, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)

the transfer to the Acquiring Fund of the Assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund as a result thereof;

(c)

no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their shares of the Acquired Fund in exchange for Acquiring Fund Shares in connection therewith;

(d)

the aggregate tax basis of the Acquiring Fund Shares received by a current shareholder of the Acquired Fund in such exchange will be the same as the aggregate tax basis of the shares of the Acquired Fund given upon in such exchange;

(e)

the holding period for Acquiring Fund Shares received by each Acquired Fund Shareholder in such exchange will include the holding period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided such Acquired Fund Shares were held as capital assets by such shareholder at the time of the exchange;

(f)

the Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code;

(g)

the aggregate tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets immediately prior to the transfer thereof; and

(h)

the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the respective holding periods of such assets in the hands of the Acquired Fund immediately prior to the transfer thereof.

The delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C. of such representations as it shall reasonably request of each of the Acquiring Fund and the Acquired Fund.

10.

AMENDMENTS, WAIVERS AND TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

10.1

This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of both parties hereto, notwithstanding approval hereof by the Acquired Fund Shareholders, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

10.2

At any time prior to the Closing Date, either of the parties may waive compliance with any of the covenants or conditions made for its benefit contained herein.

10.3

This Agreement may be terminated at any time prior to the Closing Date without liability on the part of either party hereto or its respective trustees, directors, officers or shareholders by either party on notice to the other.

10.4

Except as specified in the next sentence set forth in this paragraph 10.4, the representations, warranties or covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization.  The covenants to be performed after the Closing shall survive the Closing.

10.5

This Agreement shall be governed by and construed in accordance with the laws of the State of Wisconsin, without giving effect to principles of conflicts of laws; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Acquired Fund, shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of law.

11.

EXPENSES

11.1

Strong Financial Corporation shall be responsible for all expenses in connection with the Reorganization, except as set forth in this paragraph 11.1.  The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.  In addition, all expenses incident solely to the solicitation of proxies in connection with the Special Meeting, which expenses shall consist of the fees and expenses of tabulating the results of the proxy solicitation and the fees and expenses of any proxy solicitor, shall be borne equally by Strong Financial Corporation and State Street Research & Management Company.  Notwithstanding any of the foregoing, expenses will, in any event, be paid by the party directly incurring them if and to the extent that the payment by another party of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.2

SIF, on behalf of the Acquiring Fund, and SST, on behalf of the Acquired Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.

12.

NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To State Street Research & Management Company or SST, on behalf of itself and the Acquired Fund, to:

State Street Research & Management Company

Attention: General Counsel

One Financial Center

Boston, MA  02110-2690

(617) 261-7785

 (fax)

Or to Strong Financial Corporation or SIF, on behalf of itself and the Acquiring Fund, to:

Strong Financial Corporation

Attention:  Richard W. Smirl

100 Heritage Reserve

Menomonee Falls, WI 53051

(414) 359-3948 (fax)

With a copy to:

Carol A. Gehl, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202

(414) 273-5198 (fax)

13.

MASTER TRUST AGREEMENT

A copy of the Master Trust Agreement of SST is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed by the undersigned officer or assistant officer of the Acquired Fund on behalf of the trustees of SST on behalf of the Acquired Fund as an officer or assistant officer and not individually, and that the obligations of this Agreement are not binding upon any of the trustees, officers, assistant officers, agents or shareholders of SST individually but are binding only upon the assets and property of the Acquired Fund.

14.

MISCELLANEOUS

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.  This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement.  The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

Attest:		STRONG INCOME FUNDS, INC.
By:	/s/ Kerry A. Jung	By:	/s/ Thomas M. Zoeller
Name: Thomas M. Zoeller
Title: Vice President

Attest:		STATE STREET RESEARCH TAX-EXEMPT TRUST
By:	/s/ Terrence J. Cullen	By:	/s/ John S. Lombardo
Name: John S. Lombardo
Title: Vice President

Attest:		STRONG FINANCIAL CORPORATION (solely with respect to Section 11 hereof)
By:	/s/ Kerry A. Jung	By:	/s/ Thomas M. Zoeller
Name: Thomas M. Zoeller
Title: Chief Financial Officer

Attest:		STATE STREET RESEARCH & MANAGEMENT COMPANY (solely with respect to Section 11 hereof)
By:	/s/ Terrence J. Cullen	By:	/s/ John S. Lombardo
Name: John S. Lombardo
Title: Managing Director and Chief Financial Officer

EXHIBIT B

INVESTMENT ADVISORY AGREEMENT

THIS AGREEMENT is made and entered into on July 23, 2001, between STRONG INCOME FUNDS, INC., a Wisconsin corporation (the “Corporation”), and STRONG CAPITAL MANAGEMENT, INC., a Wisconsin corporation (the “Adviser”).

WITNESSETH:

WHEREAS, the Corporation is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Corporation is authorized to create separate series, each with its own separate investment portfolio; and

WHEREAS, the Corporation desires to retain the Adviser, which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, to act as investment adviser for each series of the Corporation listed in Schedule A attached hereto, and to manage each of their assets.

NOW, THEREFORE, the Corporation and the Adviser do mutually agree and promise as follows:

1.

Employment.  The Corporation hereby appoints Adviser as investment adviser for each series of the Corporation listed on Schedule A attached hereto (a “Portfolio” or collectively, the “Portfolios”), and Adviser accepts such appointment.  Subject to the supervision of the Board of Directors of the Corporation and the terms of this Agreement, the Adviser shall act as investment adviser for and manage the investment and reinvestment of the assets of any Portfolio.  The Adviser is hereby authorized to delegate some or all of its services subject to necessary approval, which includes without limitation, the delegation of its investment adviser duties hereunder to a subadvisor pursuant to a written agreement (a “Subadvisory Agreement”) under which the subadvisor shall furnish the services specified therein to the Adviser.  The Adviser will continue to have responsibility for all investment advisory services furnished pursuant to a Subadvisory Agreement.  The Adviser shall discharge the foregoing responsibilities subject to the control of the Board of Directors of the Corporation and in compliance with such policies as the Board of Directors may from time to time establish, and in compliance with the objectives, policies, and limitations for each Portfolio set forth in such Portfolio’s prospectus(es) and statement of additional information, as amended from time to time, and applicable laws and regulations.  The Adviser shall (i) provide for use by the Corporation, at the Adviser’s expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Portfolio, (ii) pay the salaries and fees of all officers and directors of the Corporation who are “interested persons” of the Adviser as such term is defined under the 1940 Act, and (iii) pay for all clerical services relating to research, statistical and investment work.

2.

Allocation of Portfolio Brokerage.  The Adviser is authorized, subject to the supervision of the Board of Directors of the Corporation, to place orders for the purchase and sale of securities and to negotiate commissions to be paid on such transactions.  The Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Portfolios and is directed to use its best efforts to obtain the best net results as described in the Portfolios’ statements of additional information.  The Adviser may, on behalf of each Portfolio, pay brokerage commissions to a broker which provides brokerage and research services to the Adviser in excess of the amount another broker would have charged for effecting the transaction, provided (i) the Adviser determines in good faith that the amount is reasonable in relation to the value of the brokerage and research services provided by the executing broker in terms of the particular transaction or in terms of the Adviser’s overall responsibilities with respect to a Portfolio and the accounts as to which the Adviser exercises investment discretion, (ii) such payment is made in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, and other applicable state and federal laws, and (iii) in the opinion of the Adviser, the total commissions paid by a Portfolio will be reasonable in relation to the benefits to such Portfolio over the long term.

3.

Expenses. Each Portfolio will pay all its expenses and the Portfolio’s allocable share of the Corporation’s expenses, other than those expressly stated to be payable by the Adviser hereunder, which expenses payable by a Portfolio shall include, without limitation, interest charges, taxes, brokerage commissions and similar expenses, distribution and shareholder servicing expenses, expenses of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, expenses of printing and distributing prospectuses to existing shareholders, charges of custodians (including sums as custodian and for keeping books and similar services of the Portfolios), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to recordkeeping and shareholder relations, printing of share certificates, fees for directors who are not “interested persons” of the Adviser, and other expenses not expressly assumed by the Adviser under Paragraph 1 above.  Notwithstanding the foregoing, the Adviser will not bear expenses of the Corporation or any Portfolio which would result in the Corporation’s inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code.

4.

Authority of Adviser.  The Adviser shall for all purposes herein be considered an independent contractor and shall not, unless expressly authorized and empowered by the Corporation or any Portfolio, have authority to act for or represent the Corporation or any Portfolio in any way, form or manner.  Any authority granted by the Corporation on behalf of itself or any Portfolio to the Adviser shall be in the form of a resolution or resolutions adopted by the Board of Directors of the Corporation.

5.

Compensation of Adviser.  For the services to be furnished by the Adviser hereunder, each Portfolio listed in Schedule A shall pay the Adviser, and the Adviser agrees to accept as full compensation for all services rendered hereunder, an Advisory Fee.  The Advisory Fee shall be calculated by applying a daily rate, based on the annual percentage rates as set forth in Schedule B of the net asset value of the Portfolio determined and payable as of the close of business on each business day.

6.

Rights and Powers of Adviser.  The Adviser’s rights and powers with respect to acting for and on behalf of the Corporation or any Portfolio, including the rights and powers of the Adviser’s officers and directors, shall be as follows:

(a)

Directors, officers, agents and shareholders of the Corporation are or may at any time or times be interested in the Adviser as officers, directors, agents, shareholders or otherwise.  Correspondingly, directors, officers, agents and shareholders of the Adviser are or may at any time or times be interested in the Corporation as directors, officers, agents and as shareholders or otherwise, but nothing herein shall be deemed to require the Corporation to take any action contrary to its Articles of Incorporation or any applicable statute or regulation.  The Adviser shall, if it so elects, also have the right to be a shareholder in any Portfolio.

(b)

Except for initial investments in a Portfolio, not in excess of $100,000 in the aggregate for the Corporation, the Adviser shall not take any long or short positions in the shares of the Portfolios and that insofar as it can control the situation it shall prevent any and all of its officers, directors, agents or shareholders from taking any long or short position in the shares of the Portfolios.  This prohibition shall not in any way be considered to prevent the Adviser or an officer, director, agent or shareholder of the Adviser from purchasing and owning shares of any of the Portfolios for investment purposes.  The Adviser shall notify the Corporation of any sales of shares of any Portfolio made by the Adviser within two months after purchase by the Adviser of shares of any Portfolio.

(c)

The services of the Adviser to each Portfolio and the Corporation are not to be deemed exclusive and Adviser shall be free to render similar services to others as long as its services for others does not in any way hinder, preclude or prevent the Adviser from performing its duties and obligations under this Agreement.  In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Corporation or to any of the Portfolios or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

7.

Duration and Termination.  The following shall apply with respect to the duration and termination of this Agreement:

(a)

This Agreement shall begin for each Portfolio as of the date this Agreement is first executed and shall continue in effect for two years.  With respect to each Portfolio added by execution of an Addendum to Schedule A, the term of this Agreement shall begin on the date of such execution and, unless sooner terminated as hereinafter provided, this Agreement shall remain in effect to the date two years after such execution.  Thereafter, in each case, this Agreement shall remain in effect, for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by (i) either the Board of Directors of the Corporation or a majority of a Portfolio’s outstanding voting securities, and in either case (ii) a majority of the Directors who are not parties to this Agreement or interested persons of any such party (other than as Directors of the Corporation), cast in person at a meeting called for that purpose; and (b) Adviser shall not have notified a Portfolio in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to that Portfolio.  Prior to voting on the renewal of this Agreement, the Board of Directors of the Corporation may request and evaluate, and the Adviser shall furnish, such information as may reasonably be necessary to enable the Corporation’s Board of Directors to evaluate the terms of this Agreement.

(b)

Notwithstanding whatever may be provided herein to the contrary, this Agreement may be terminated at any time with respect to any Portfolio, without payment of any penalty, by affirmative vote of a majority of the Board of Directors of the Corporation, or by vote of a majority of the outstanding voting securities of that Portfolio, as defined in Section 2(a)(42) of the 1940 Act, or by the Adviser, in each case, upon sixty (60) days’ written notice to the other party and shall terminate automatically in the event of its assignment.

8.

Amendment.  This Agreement may be amended by mutual consent of the parties, provided that the terms of each such amendment shall be approved by the vote of a majority of the Board of Directors of the Corporation, including a majority of the Directors who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Directors of the Corporation) cast in person at a meeting called for that purpose, and, where required by Section 15(a)(2) of the 1940 Act, on behalf of a Portfolio by a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of such Portfolio.  If such amendment is proposed in order to comply with the recommendations or requirements of the Securities and Exchange Commission or state regulatory bodies or other governmental authority, or to obtain any advantage under state or federal laws, the Corporation shall notify the Adviser of the form of amendment which it deems necessary or advisable and the reasons therefor, and if the Adviser declines to assent to such amendment, the Corporation may terminate this Agreement forthwith.

9.

Notice.  Any notice that is required to be given by the parties to each other under the terms of this Agreement shall be in writing, addressed and delivered, or mailed postpaid to the other party at the principal place of business of such party.

10.

Assignment.  This Agreement shall neither be assignable nor subject to pledge or hypothecation and in the event of assignment, pledge or hypothecation shall automatically terminate. For purposes of determining whether an “assignment” has occurred, the definition of “assignment” in Section 2(a)(4) of the 1940 Act, or any rules or regulations promulgated thereunder, shall control.

11.

Reports.  The Corporation and the Adviser agree to furnish to each other, if applicable, current prospectuses, proxy statements, reports to shareholders, certified copies of their financial statements, and such other information with regard to their affairs as each may reasonably request.

12.

Use of the Adviser’s Name.  The Corporation shall not use the name of the Adviser in any prospectus, sales literature or other material relating to the Portfolios in a manner not approved by the Adviser prior thereto; provided, however, that the approval of the Adviser shall not be required for any use of its name which merely refers in accurate and factual terms to its appointment hereunder or which is required by the SEC or any state securities authority or any other appropriate regulatory, governmental or judicial authority; provided, further, that in no event shall such approval be unreasonably withheld or delayed.

13.

Certain Records.  Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Adviser on behalf of the Corporation are the property of the Corporation and will be surrendered promptly to the Corporation on request.

14.

Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

15.

Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Wisconsin and the applicable provisions of the 1940 Act.  To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed as of the day and year first stated above.

ATTEST:	STRONG CAPITAL MANAGEMENT, INC.
/s/ Kerry A. Jung	/s/ Elizabeth N. Cohernour
Kerry A. Jung	Elizabeth N. Cohernour, Executive Vice President and Secretary

ATTEST:	STRONG INCOME FUNDS, INC.
/s/ Kerry A. Jung	/s/ Elizabeth N. Cohernour
Kerry A. Jung	Elizabeth N. Cohernour, Vice President and Secretary

SCHEDULE A

The Portfolio(s) of the Corporation currently subject to this Agreement are as follows:

Portfolio(s)	Date of Addition to this Agreement
Strong Advisor Municipal Bond Fund	September 27, 2002
Strong Corporate Income Fund	October 31, 2002
Strong High-Yield Bond Fund	July 23, 2001
Strong Short-Term High Yield Bond Fund	July 23, 2001
Strong Short-Term Income Fund	October 31, 2002

ATTEST:	STRONG CAPITAL MANAGEMENT, INC.
/s/ Kerry A. Jung	/s/ Richard W. Smirl
Kerry A. Jung	Richard W. Smirl, Assistant Executive Vice President and Assistant Secretary

ATTEST:	STRONG INCOME FUNDS, INC.
/s/ Kerry A. Jung	/s/ Gilbert L. Southwell, III
Kerry A. Jung	Gilbert L. Southwell, III, Assistant Secretary

SCHEDULE B

Compensation pursuant to Paragraph 5 of this Agreement shall be calculated in accordance with the following schedules:

	Annual Management Fee Rate
	Average Daily Net Assets
Fund	For assets under $4 billion	For the next $2 billion in assets	For assets $6 billion and above
Strong Advisor Municipal Bond Fund	0.37%	0.345%	0.32%
Strong Corporate Income Fund	0.375%	0.35%	0.325%
Strong High-Yield Bond Fund	0.375%	0.35%	0.325%
Strong Short-Term High Yield Bond Fund	0.375%	0.35%	0.325%
Strong Short-Term Income Fund	0.375%	0.35%	0.325%

ATTEST:	STRONG CAPITAL MANAGEMENT, INC.
/s/ Kerry A. Jung	/s/ Richard W. Smirl
Kerry A. Jung	Richard W. Smirl, Assistant Executive Vice President and Assistant Secretary

ATTEST:	STRONG INCOME FUNDS, INC.
/s/ Kerry A. Jung	/s/ Gilbert L. Southwell, III
Kerry A. Jung	Gilbert L. Southwell, III, Assistant Secretary

Dated as of October 31, 2002.

EXHIBIT C

INVESTMENT RESTRICTIONS AND LIMITATIONS

Fundamental Policies.  The following are the fundamental investment restrictions and limitations of the Fund and the Strong Fund which may not be changed without approval of the holders of a “majority” (as that term is defined in the 1940 Act) of the respective Fund’s outstanding shares.

STATE STREET RESEARCH TAX-EXEMPT FUND	STRONG ADVISOR MUNICIPAL BOND FUND

It is the Fund’s policy:

1.

not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund’s total assets, cause more than 5% of the Fund’s total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

2.

not to issue senior securities;

3.

not to underwrite or participate in the marketing of securities of other issuers, although the Fund may, acting alone or in syndicates or groups, if determined by the Trust’s Board of Trustees, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities (as a matter of interpretation, which is not part of the fundamental policy, this restriction does not apply to the extent that, in connection with the disposition of the Fund’s securities, the Fund may be deemed to be an underwriter under certain federal securities laws);

4.

not to purchase or sell real estate in fee simple;

5.

not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund’s total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies, shall not be deemed investments in commodities or commodities contracts;

6.

not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

7.

not to conduct arbitrage transactions (provided that investments in futures and options for hedging purposes as provided herein and in the Fund’s Prospectus shall not be deemed arbitrage transactions);

8.

not to invest in oil, gas or other mineral exploration programs (provided that the Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

9.

not to make any investment which would cause more than 25% of the value of the Fund’s total assets to be invested in securities of issuers conducting their principal activities in the same state (for purposes of this restriction securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government shall be excluded); and

10.

not to borrow money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 10% of the value of its total assets, provided that reverse repurchase agreements shall not exceed 5% of its total assets, and provided further that additional investments will be suspended during any period when borrowing exceeds 5% of total assets.  Reverse repurchase agreements occur when the Fund sells money market securities and agrees to repurchase such securities at an agreed-upon price, date and interest payment.  The Fund would use the proceeds from the transaction to buy other money market securities, which are either maturing or under the terms of a resale agreement, on the same day as (or day prior to) the expiration of the reverse repurchase agreement, and would employ a reverse repurchase agreement when interest income from investing the proceeds of the transaction is greater than the interest expense of the reverse repurchase agreement.

Effective as of July 31, 2002, to invest, under normal circumstances, its net assets, plus the amount of any borrowings for investment purposes, so that at least 80% of the income that it distributes will be exempt from federal income tax.

Unless indicated otherwise below, the Fund:

1.

May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.

May (a) borrow money from banks, and (b) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).  The Fund may also borrow money from the other mutual funds in the Strong Family of Funds or other persons to the extent permitted by applicable law.

3.

May not issue senior securities, except as permitted under the 1940 Act.

4.

May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

6.

May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

7.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.

May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

10.

May not, under normal conditions, invest less than 80% of its net assets in municipal securities.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e. due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  However, if at any time the Fund should fail to meet the 33 1/3% limitation in Fundamental Policy No. 2, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet the limitation.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Non-Fundamental Policies.  The following are the non-fundamental investment restrictions and limitations of the Fund and the Strong Fund which may be changed by the applicable Fund’s board without shareholder approval.

STATE STREET RESEARCH TAX-EXEMPT FUND	STRONG ADVISOR MUNICIPAL BOND FUND

It is the Fund’s policy:

1.

not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

2.

not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security, except in connection with the purchase of writing of options, including options on financial futures, and futures contracts to the extent set forth in the Fund’s Prospectus and Statement of Additional Information;

3.

not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings and then not in excess of 15% of the Fund’s total assets, taken at cost (for the purpose of this restriction financial futures and options on financial futures are not deemed to involve a pledge of assets); and

4.

not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the SEC or except by purchases in the open market involving only customary brokers’ commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

Unless indicated otherwise below, the Fund may not:

1.

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.

Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.

Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4.

Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5.

Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions, and policies as the Fund.

6.

Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund’s net assets.

7.

Borrow money except (a) from banks, or (b) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.

Make any loans other than loans of portfolio securities, except through (a) purchases of debt securities or other debt instruments, or (b) engaging in repurchase agreements.

9.

Make changes to the investment policy requiring a Fund with a name suggesting a focus on a particular type of investment, industry, country, or geographic region to invest, under normal conditions, a minimum percentage of the Fund’s net assets, which for purposes of this policy includes borrowings for investment purposes, in that respective investment, industry, country, or geographic region without first giving 60-days advance notice to the Fund’s shareholders.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e. due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.

PART B

STATEMENT OF ADDITIONAL INFORMATION

January 6, 2003

STRONG ADVISOR MUNICIPAL BOND FUND

a series of Strong Income Funds, Inc.

100 Heritage Reserve

Menomonee Falls, WI  53051

1-414-359-1400

1-800-368-3863

Device for hearing impaired:  1-800-999-2780

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated January 6, 2003 relating to the Special Meeting of Shareholders (the “Meeting”) of the State Street Research Tax-Exempt Fund (the “Fund”), a series of the State Street Research Tax-Exempt Trust, to be held at 9:00 a.m., Eastern Time, on Tuesday, February 25, 2003.  The Meeting is being held to act upon a proposal to approve an Agreement and Plan of Reorganization between the Strong Advisor Municipal Bond Fund (the “Strong Fund”) and the Fund, pursuant to which the Strong Fund would acquire the stated assets and liabilities of the Fund in exchange for the Strong Fund’s shares, which would be distributed by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”).  As described in the Proxy Statement/Prospectus, approval of the Agreement and Plan of Reorganization by Fund shareholders has the effect of, and constitutes, not only such shareholders’ approval of the Reorganization, but also their (1) approval of an Investment Advisory Agreement between Strong Capital Management, Inc. (“Strong”) and the Strong Fund, and (2) ratification of the payment of advisory fees to Strong pursuant to the terms of an Interim Investment Advisory Agreement between Strong and the Fund.  Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to the Strong Fund at P.O. Box 2936, Milwaukee, WI 53201, or by calling toll-free at (800) 368-3863.

This Statement of Additional Information consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated by reference herein:

(1)

The Preliminary Statement of Additional Information of the Strong Fund dated November 27, 2002; and

(2)

The Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2001, and the Semi-Annual Report to Shareholders of the Fund for the six months ended June 30, 2002.

Because the Strong Fund has not yet commenced operations, no Annual or Semi-Annual Reports to Shareholders are available.  For the same reason, no pro forma financial statements are provided in this Statement of Additional Information in connection with the proposed Reorganization mentioned above.  That is, because the Fund is being acquired by the Strong Fund, which is a newly created, shell fund, pro forma financial statements are not necessary.

This Statement of Additional Information has been incorporated by reference into the Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15.  Indemnification

Officers and directors of the Registrant and its adviser and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions.  The Registrant and each director of the Registrant who is not an “interested person” of the Registrant or its adviser as defined in the Investment Company Act of 1940, as amended (“Independent Director”), have also entered into an indemnification agreement, which generally provides that the Strong Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Strong Fund.  In addition, pursuant to the authority of the Wisconsin Business Corporation Law (“WBCL”), Article VII of the Registrant’s Bylaws provides as follows:

ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

SECTION 7.01.  Mandatory Indemnification.  The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time.  The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

SECTION 7.02.  Permissive Supplementary Benefits.  The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

SECTION 7.03.  Amendment.  This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

SECTION 7.04.  Investment Company Act.  In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

No.

Description

Filed Herewith

(1)(a)

Articles of Incorporation dated September 19, 1996(2)

(1)(b)

Amendment to Articles of Incorporation dated August 30, 1996(2)

(1)(c)

Amendment to Articles of Incorporation dated June 24, 1997(3)

(1)(d)

Amendment to Articles of Incorporation dated February 22, 2000(5)

(1)(e)

Amendment to Articles of Incorporation dated April 9, 2001(7)

(1)(f)

Amendment to Articles of Incorporation dated July 13, 2001(8)

(1)(g)

Amendment to Articles of Incorporation dated September 13, 2002(11)

(1)(h)

Amendment to Articles of Incorporation effective September 30, 2002(12)

(1)(i)

Amendment to Articles of Incorporation effective November 8, 2002(13)

(2)(a)

Bylaws dated October 20, 1995(1)

(2)(b)

Amendment to Bylaws dated May 1, 1998(4)

(2)(c)

Amendment to Bylaws dated April 5, 2001(7)

(2)(d)

Amendment to Bylaws dated March 1, 2002(10)

(3)

Not applicable

(4)

Agreement and Plan of Reorganization(17)

(5)

Specimen Stock Certificate(5)

(6)

Amended and Restated Investment Advisory Agreement(8)

(7)(a)

Distribution Agreement(7)

(7)(b)

Class B and Class C Shares Distribution Agreement(11)

(7)(c)

Dealer Agreement(5)

(7)(d)

Mutual Fund Distribution and Shareholder Services Agreement(6)

(7)(e)

Services Agreement(5)

(8)

Not applicable

(9)

Custodian and Remote Access Agreement(7)

(10)(a)

Amended and Restated Rule 12b-1 Distribution Plan(8)

(10)(b)

Amended and Restated Rule 18f-3 Multiple Class Plan(10)

(11)

Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the

X
shares to be issued by the Registrant

(12)

Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters*

(13)(a)

Amended and Restated Transfer and Dividend Disbursing Agent Agreement(10)

(13)(b)

Investor Class Shares Administration Agreement(9)

(13)(c)

Advisor Class Shares Administration Agreement(9)

(13)(d)

Institutional Class Shares Administration Agreement(9)

(13)(e)

Class A, B, and C Shares Administration Agreement(11)

(14)

Consent of PricewaterhouseCoopers LLP (Boston, MA)

X

(15)

Not applicable

(16)(a)

Power of Attorney dated December 27, 2001(9)

(16)(b)

Power of Attorney dated May 3, 2002(10)

(17)(a)

Form of Proxy ballot for State Street Research Tax-Exempt Fund

X

(17)(b)

Preliminary Statement of Additional Information for Strong Advisor

Municipal Bond Fund dated November 27, 2002(13)

(17)(c)

Prospectus for State Street Research Tax-Exempt Fund dated

May 1, 2002(16)

(17)(d)

Statement of Additional Information for State Street Research
Tax-Exempt Fund dated May 1, 2002(16)

(17)(e)

Annual Report to Shareholders of the State Street Research Tax-Exempt
Fund for the fiscal year ended December 31, 2001(14)

(17)(f)

Semi-Annual Report to Shareholders of the State Street Research Tax-Exempt
Fund for the six months ended June 30, 2002(15)

(17)(g)

State Street Research Tax-Exempt Fund Proxy Voting Instructions

X

______________

*

To be filed by Post-Effective Amendment.

(1)

Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on or about December 14, 1995.

(2)

Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on or about February 26, 1997.

(3)

Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on or about June 27, 1997.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on or about December 31, 1998.

(5)

Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on or about February 23, 2000.

(6)

Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on or about December 14, 2000.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on or about April 12, 2001.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on or about July 30, 2001.

(9)

Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on or about December 27, 2001.

(10)

Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on or about May 6, 2002.

(11)

Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on or about September 27, 2002.

(12)

Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on or about October 30, 2002.

(13)

Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on or about November 27, 2002.

(14)

Incorporated by reference to the State Street Research Tax-Exempt Trust Form N-30D relating to the State Street Research Tax Exempt Fund filed on or about February 28, 2002.

(15)

Incorporated by reference to the State Street Research Tax-Exempt Trust Form N-30D relating to the State Street Research Tax Exempt Fund filed on or about August 22, 2002

(16)

Incorporated herein by reference to Post Effective Amendment No. 25 to State Street Research Tax-Exempt Trust’s Registration Statement on Form N-1A filed on or about April 26, 2002.

(17)

Filed herewith as Exhibit A to Part A of this Form N-14.

Item 17.  Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of November, 2002.

STRONG INCOME FUNDS, INC. (Registrant)
By:	/s/ Richard W. Smirl
Richard W. Smirl, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and as of the date indicated.

Name	Title	Dated As Of
/s/ Richard S. Strong	Chairman of the Board (Principal Executive Officer) and a Director	November 27, 2002
Richard S. Strong
/s/ John W. Widmer	Treasurer (Principal Financial and Accounting Officer)	November 27, 2002
John W. Widmer
*	Director	November 27, 2002
Willie D. Davis
*	Director	November 27, 2002
William F. Vogt
*	Director	November 27, 2002
Stanley Kritzik
*	Director	November 27, 2002
Neal Malicky
*	Director	November 27, 2002
Gordon Greer

* Richard W. Smirl signs this document pursuant to the powers of attorney filed with Post-Effective Amendments No. 26 and 28 to the Registrant’s Registration Statement on Form N-1A.

By:	/s/ Richard W. Smirl
Richard W. Smirl